UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Treasury Portfolio
Government Portfolio
Money Market Portfolio
Tax-Exempt Portfolio

Semi-Annual Report
September 30, 2023

Contents

Treasury Only Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Treasury Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Government Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Money Market Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Tax-Exempt Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Treasury Only Portfolio
Investment Summary/Performance September 30, 2023 (Unaudited)
Current 7-Day Yields

Class I	5.20%
Class II	5.05%
Class III	4.95%
Class IV	4.70%
Select Class	5.14%
Institutional Class	5.23%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2023, the most recent period shown in the table, would have been 5.14% for Class I, 4.99% for Class II, 4.89% for Class III, 4.64% for Class IV, 5.09% for Select Class, and 5.17% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	21.3
8 - 30	33.0
31 - 60	32.3
61 - 90	8.2
91 - 180	5.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (7.0)%

Treasury Only Portfolio
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Debt - 107.0%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 107.0%
U.S. Treasury Bills
10/3/23 to 3/7/24	5.04 to 5.48	53,589,682	53,321,928
U.S. Treasury Notes
10/31/23 to 1/31/25 (c)	5.33 to 5.60	4,003,971	4,004,672

TOTAL U.S. TREASURY DEBT (Cost $57,326,600)			57,326,600

TOTAL INVESTMENT IN SECURITIES - 107.0% (Cost $57,326,600)	57,326,600
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(3,734,149)
NET ASSETS - 100.0%	53,592,451

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Treasury Only Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $57,326,600):		$57,326,600
Cash		286,000
Receivable for fund shares sold		138,329
Interest receivable		37,888
Prepaid expenses		64
Receivable from investment adviser for expense reductions		1,749
Other receivables		647
Total assets		57,791,277
Liabilities
Payable for investments purchased	$4,000,614
Payable for fund shares redeemed	94,630
Distributions payable	93,031
Accrued management fee	6,075
Distribution and service plan fees payable	1,187
Other affiliated payables	1,992
Other payables and accrued expenses	1,297
Total Liabilities		4,198,826
Net Assets		$53,592,451
Net Assets consist of:
Paid in capital		$53,592,006
Total accumulated earnings (loss)		445
Net Assets		$53,592,451

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($14,207,242 ÷ 14,205,146 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($2,426,628 ÷ 2,426,913 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($2,521,450 ÷ 2,520,998 shares)		$1.00
Class IV :
Net Asset Value, offering price and redemption price per share ($694,938 ÷ 694,886 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($1,289,056 ÷ 1,289,110 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($32,453,137 ÷ 32,453,043 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended September 30, 2023 (Unaudited)
Investment Income
Interest		$1,232,050
Expenses
Management fee	$34,672
Transfer agent fees	10,524
Distribution and service plan fees	7,545
Accounting fees and expenses	950
Custodian fees and expenses	214
Independent trustees' fees and expenses	79
Registration fees	1,126
Audit	23
Legal	14
Miscellaneous	93
Total expenses before reductions	55,240
Expense reductions	(8,968)
Total expenses after reductions		46,272
Net Investment income (loss)		1,185,778
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,174
Total net realized gain (loss)		1,174
Net increase in net assets resulting from operations		$1,186,952
Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,185,778	$904,561
Net realized gain (loss)	1,174	52
Net increase in net assets resulting from operations	1,186,952	904,613
Distributions to shareholders	(1,185,848)	(904,209)

Share transactions - net increase (decrease)	1,975,901	17,734,453
Total increase (decrease) in net assets	1,977,005	17,734,857

Net Assets
Beginning of period	51,615,446	33,880,589
End of period	$53,592,451	$51,615,446

Financial Highlights
Treasury Only Portfolio Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.025	- B	- B	.018	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.024	.025	- B	- B	.018	.019
Distributions from net investment income	(.024)	(.025)	- B	- B	(.018)	(.019)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.024)	(.025)	- B	- B	(.018)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.42%	2.50%	.02%	.04%	1.80%	1.96%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G,H	.21%	.21%	.21%	.22%	.21%
Expenses net of fee waivers, if any	.18% G,H	.18%	.08%	.15%	.18%	.18%
Expenses net of all reductions	.18% G,H	.18%	.08%	.15%	.18%	.18%
Net investment income (loss)	4.80% G,H	2.53%	.02%	.05%	1.72%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$14,207	$14,612	$12,146	$10,871	$15,058	$7,033

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Treasury Only Portfolio Class II

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	.023	- B	- B	.016	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.023	.023	- B	- B	.016	.018
Distributions from net investment income	(.023)	(.023)	- B	- B	(.016)	(.018)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.023)	(.023)	- B	- B	(.016)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.35%	2.34%	.01%	.02%	1.65%	1.81%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G,H	.36%	.36%	.36%	.37%	.36%
Expenses net of fee waivers, if any	.33% G,H	.33%	.09%	.16%	.33%	.33%
Expenses net of all reductions	.33% G,H	.33%	.09%	.16%	.33%	.33%
Net investment income (loss)	4.65% G,H	2.38%	.01%	.03%	1.57%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$2,427	$2,196	$1,126	$943	$830	$525

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Treasury Only Portfolio Class III

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	.022	- B	- B	.015	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.023	.022	- B	- B	.015	.017
Distributions from net investment income	(.023)	(.022)	- B	- B	(.015)	(.017)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.023)	(.022)	- B	- B	(.015)	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.30%	2.25%	.01%	.01%	1.54%	1.70%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G,H	.46%	.46%	.46%	.47%	.46%
Expenses net of fee waivers, if any	.43% G,H	.43%	.08%	.17%	.43%	.43%
Expenses net of all reductions	.43% G,H	.43%	.08%	.17%	.43%	.43%
Net investment income (loss)	4.55% G,H	2.28%	.02%	.02%	1.47%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$2,521	$2,484	$1,155	$1,349	$824	$1,044

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Treasury Only Portfolio Class IV

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.022	.020	- B	- B	.013	.014
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.022	.020	- B	- B	.013	.014
Distributions from net investment income	(.022)	(.020)	- B	- B	(.013)	(.014)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.022)	(.020)	- B	- B	(.013)	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.17%	2.02%	.01%	.01%	1.29%	1.45%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.71% G,H	.71%	.71%	.71%	.72%	.71%
Expenses net of fee waivers, if any	.68% G,H	.66%	.08%	.17%	.68%	.68%
Expenses net of all reductions	.68% G,H	.66%	.08%	.17%	.68%	.68%
Net investment income (loss)	4.30% G,H	2.05%	.01%	.02%	1.22%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$695	$795	$196	$334	$109	$155

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Treasury Only Portfolio Select Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.024	- B	- B	.017	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.024	.024	- B	- B	.017	.019
Distributions from net investment income	(.024)	(.024)	- B	- B	(.017)	(.019)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.024)	(.024)	- B	- B	(.017)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.40%	2.45%	.01%	.03%	1.75%	1.91%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G,H	.26%	.26%	.26%	.27%	.26%
Expenses net of fee waivers, if any	.23% G,H	.23%	.08%	.16%	.23%	.23%
Expenses net of all reductions	.23% G,H	.23%	.08%	.16%	.23%	.23%
Net investment income (loss)	4.75% G,H	2.49%	.01%	.03%	1.67%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$1,289	$1,271	$325	$264	$399	$176

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Treasury Only Portfolio Institutional Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.025	- B	.001	.018	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.024	.025	- B	.001	.018	.020
Distributions from net investment income	(.024)	(.025)	- B	(.001)	(.018)	(.020)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.024)	(.025)	- B	(.001)	(.018)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.44%	2.54%	.02%	.06%	1.84%	2.00%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G,H	.18%	.18%	.18%	.19%	.18%
Expenses net of fee waivers, if any	.14% G,H	.14%	.07%	.13%	.14%	.14%
Expenses net of all reductions	.14% G,H	.14%	.07%	.13%	.14%	.14%
Net investment income (loss)	4.84% G,H	2.57%	.02%	.06%	1.76%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$32,453	$30,257	$18,932	$19,120	$26,551	$11,774

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Treasury Portfolio
Investment Summary/Performance September 30, 2023 (Unaudited)
Current 7-Day Yields

Class I	5.22%
Class II	5.07%
Class III	4.97%
Class IV	4.72%
Select Class	5.17%
Institutional Class	5.26%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2023, the most recent period shown in the table, would have been 5.18% for Class I, 5.02% for Class II, 4.92% for Class III, 4.67% for Class IV, 5.13% for Select Class, and 5.21% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	67.6
8 - 30	7.8
31 - 60	15.4
61 - 90	4.9
91 - 180	4.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.2)%

Treasury Portfolio
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Debt - 41.2%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 41.2%
U.S. Treasury Bills
10/3/23 to 3/7/24	5.19 to 5.48	19,743,500	19,606,139
U.S. Treasury Notes
10/31/23 to 7/31/25 (c)	5.33 to 5.60	4,144,165	4,143,345

TOTAL U.S. TREASURY DEBT (Cost $23,749,484)			23,749,484

U.S. Treasury Repurchase Agreement - 60.0%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
5.3% dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations) #	529,316	529,082
5.3% dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations) #	281,083	280,959
With:
ABN AMRO Bank NV at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $72,455,850, 0.63% - 2.25%, 3/15/25 - 8/15/46)	71,031	71,000
Barclays Bank PLC at:
5.3%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $182,660,657, 2.25% - 4.63%, 9/15/26 - 11/15/27)	179,079	179,000
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $211,483,302, 3.13% - 4.63%, 2/28/25 - 9/15/26)	208,285	207,000
BMO Harris Bank NA at 5.31%, dated 9/28/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $91,854,166, 0.00%, 11/2/23 - 6/13/24)	90,093	90,000
BNP Paribas, SA at 5.38%, dated 9/1/23 due 12/1/23 (Collateralized by U.S. Treasury Obligations valued at $148,584,703, 0.00% - 7.50%, 11/30/23 - 2/15/47) (c)(d)(e)	146,972	145,000
BofA Securities, Inc. at:
5.33%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $14,303,273, 0.75%, 3/31/26)	14,087	14,000
5.38%, dated 8/28/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $47,165,430, 1.75%, 1/31/29)	46,433	46,000
CIBC Bank U.S.A. at:
5.31%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $86,840,936, 0.63% - 4.38%, 12/31/25 - 5/15/53)	85,251	85,000
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $63,345,615, 1.13% - 4.50%, 8/31/27 - 5/15/53)	62,384	62,000
Credit AG at:
5.31%, dated:
9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $60,233,334, 2.75%, 5/31/29)	59,061	59,000
9/28/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $58,174,387, 2.75%, 5/31/29)	57,034	57,000
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $29,628,126, 1.88%, 2/28/29)	29,180	29,000
Federal Reserve Bank of New York at 5.3%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $27,549,162,204, 1.63% - 3.63%, 6/30/24 - 8/15/43)	27,549,162	27,537,000
Fixed Income Clearing Corp. - BNP at 5.3%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $182,660,655, 1.13% - 6.38%, 10/31/24 - 8/15/53)	179,079	179,000
Fixed Income Clearing Corp. - BNYM at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $1,004,700,060, 0.00% - 3.63%, 3/28/24 - 6/30/27)	985,436	985,000
Fixed Income Clearing Corp. - SSB at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $1,457,601,674, 0.50% - 3.25%, 5/31/27 - 6/30/27)	1,429,632	1,429,000
ING Financial Markets LLC at:
5.3%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $29,590,865, 2.63%, 4/15/25)	29,013	29,000
5.31%, dated:
9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $9,188,367, 0.63% - 3.63%, 10/15/24 - 2/15/53)	9,009	9,000
9/29/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $34,706,557, 0.63% - 4.50%, 10/15/24 - 2/15/53)	34,035	34,000
5.34%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $68,462,272, 0.00% - 3.63%, 10/5/23 - 2/15/53)	67,417	67,000
Lloyds Bank PLC at:
5.39%, dated 7/24/23 due 10/24/23 (Collateralized by U.S. Treasury Obligations valued at $36,073,984, 2.38% - 3.50%, 8/15/24 - 2/15/33)	35,482	35,000
5.42%, dated 8/29/23 due 10/30/23 (Collateralized by U.S. Treasury Obligations valued at $49,190,927, 2.38% - 3.25%, 8/15/24 - 6/30/27)	48,448	48,000
5.43%, dated:
9/20/23 due 11/20/23 (Collateralized by U.S. Treasury Obligations valued at $27,589,900, 0.75% - 2.38%, 8/15/24 - 11/15/24)	27,248	27,000
9/29/23 due 11/29/23 (Collateralized by U.S. Treasury Obligations valued at $25,532,899, 2.88%, 6/15/25)	25,230	25,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.33%, dated 9/21/23 due 12/6/23 (Collateralized by U.S. Treasury Obligations valued at $75,602,956, 0.75% - 4.63%, 2/15/25 - 7/31/28)	74,833	74,000
Mizuho Bank, Ltd. at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $146,303,797, 3.63%, 3/31/28)	143,063	143,000
MUFG Securities (Canada), Ltd. at 5.33%, dated 9/21/23 due:
10/6/23 (Collateralized by U.S. Treasury Obligations valued at $29,628,247, 0.25% - 4.63%, 2/28/25 - 2/15/49)	29,180	29,000
12/6/23 (Collateralized by U.S. Treasury Obligations valued at $57,301,444, 0.63% - 4.13%, 10/31/24 - 11/15/52)	56,630	56,000
MUFG Securities EMEA PLC at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $262,432,518, 2.88% - 4.13%, 5/15/28 - 8/31/30)	257,114	257,000
Natixis SA at:
5.3%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $73,721,621, 0.00% - 6.00%, 10/12/23 - 8/15/53)	72,032	72,000
5.34%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $228,115,876, 0.00% - 6.38%, 10/12/23 - 8/15/53)	224,389	223,000
NatWest Markets Securities, Inc. at 5.31%, dated 9/28/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $143,904,915, 0.63% - 0.75%, 1/31/28 - 8/15/30)	141,146	141,000
Norinchukin Bank at:
5.34%, dated 9/25/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $29,597,570, 3.88%, 2/15/43)	29,030	29,000
5.35%, dated 9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $29,593,234, 3.88%, 2/15/43)	29,030	29,000
Prudential Insurance Co. of America at 5.32%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $92,824,004, 1.25% - 6.63%, 11/15/23 - 2/15/36)	91,055	91,015
RBC Dominion Securities at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $44,952,980, 0.00% - 6.88%, 11/7/23 - 5/15/53)	44,273	44,000
Royal Bank of Canada at 5.31%, dated 9/29/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $23,470,401, 2.25%, 2/15/27)	23,020	23,000
SMBC Nikko Securities America, Inc. at 5.3%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $716,781,128, 0.00% - 5.53%, 10/5/23 - 5/15/53)	700,309	700,000
Societe Generale at 5.31%, dated:
9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $135,049,459, 4.00%, 11/15/52)	131,135	131,000
9/28/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $175,543,511, 0.75% - 4.13%, 4/30/26 - 11/15/27)	172,178	172,000
Sumitomo Mitsui Trust Bank Ltd. at 5.37%, dated 9/27/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $13,398,598, 1.63% - 3.25%, 8/31/24 - 8/15/29)	13,027	13,000
Wells Fargo Bank NA at 5.36%, dated 9/13/23 due 10/11/23 (Collateralized by U.S. Treasury Obligations valued at $76,357,236, 0.88% - 4.50%, 2/29/24 - 5/15/53)	74,308	74,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $34,559,056)		34,559,056

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $58,308,540)	58,308,540
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(682,213)
NET ASSETS - 100.0%	57,626,327

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	The maturity amount is based on the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$529,082,000 due 10/02/23 at 5.30%
BofA Securities, Inc.	4,002
ING Financial Markets LLC	200,000
JP Morgan Securities LLC	56,870
Royal Bank of Canada	72,896
Sumitomo Mitsui Banking Corp. NY	195,314
529,082

$280,959,000 due 10/02/23 at 5.30%
BofA Securities, Inc.	3,598
JP Morgan Securities LLC	36,771
Royal Bank of Canada	50,833
Sumitomo Mitsui Banking Corp. NY	189,757
280,959

Treasury Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $34,559,056) - See accompanying schedule Unaffiliated issuers (cost $58,308,540):		$58,308,540
Cash		326,000
Receivable for investments sold		125,481
Receivable for fund shares sold		355,018
Interest receivable		52,014
Prepaid expenses		76
Receivable from investment adviser for expense reductions		1,816
Other receivables		433
Total assets		59,169,378
Liabilities
Payable for investments purchased	$1,339,591
Payable for fund shares redeemed	78,521
Distributions payable	113,406
Accrued management fee	6,849
Distribution and service plan fees payable	1,270
Other affiliated payables	2,361
Other payables and accrued expenses	1,053
Total Liabilities		1,543,051
Net Assets		$57,626,327
Net Assets consist of:
Paid in capital		$57,626,390
Total accumulated earnings (loss)		(63)
Net Assets		$57,626,327

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($21,455,042 ÷ 21,448,864 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($696,718 ÷ 696,289 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($3,972,264 ÷ 3,972,149 shares)		$1.00
Class IV :
Net Asset Value, offering price and redemption price per share ($879,489 ÷ 879,276 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($327,760 ÷ 327,703 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($30,295,054 ÷ 30,297,528 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended September 30, 2023 (Unaudited)
Investment Income
Interest		$1,464,010
Expenses
Management fee	$39,402
Transfer agent fees	12,559
Distribution and service plan fees	7,289
Accounting fees and expenses	1,014
Custodian fees and expenses	42
Independent trustees' fees and expenses	92
Registration fees	1,403
Audit	27
Legal	16
Miscellaneous	81
Total expenses before reductions	61,925
Expense reductions	(9,677)
Total expenses after reductions		52,248
Net Investment income (loss)		1,411,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	103
Total net realized gain (loss)		103
Net increase in net assets resulting from operations		$1,411,865
Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,411,762	$1,015,281
Net realized gain (loss)	103	(66)
Net increase in net assets resulting from operations	1,411,865	1,015,215
Distributions to shareholders	(1,412,001)	(1,014,763)

Share transactions - net increase (decrease)	(1,884,575)	35,490,794
Total increase (decrease) in net assets	(1,884,711)	35,491,246

Net Assets
Beginning of period	59,511,038	24,019,792
End of period	$57,626,327	$59,511,038

Financial Highlights
Treasury Portfolio Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.026	- B	- B	.018	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.026	- B	- B	.018	.019
Distributions from net investment income	(.025)	(.026)	- B	- B	(.018)	(.019)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.025)	(.026)	- B	- B	(.018)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.54%	2.62%	.02%	.05%	1.82%	1.96%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G,H	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18% G,H	.18%	.08%	.15%	.18%	.18%
Expenses net of all reductions	.18% G,H	.18%	.08%	.15%	.18%	.18%
Net investment income (loss)	5.03% G,H	2.96%	.01%	.06%	1.77%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$21,455	$22,834	$9,402	$10,411	$12,043	$9,862

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Treasury Portfolio Class II

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.024	- B	- B	.017	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.024	.024	- B	- B	.017	.018
Distributions from net investment income	(.024)	(.024)	- B	- B	(.017)	(.018)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.024)	(.024)	- B	- B	(.017)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.46%	2.46%	.01%	.01%	1.67%	1.81%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G,H	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33% G,H	.33%	.08%	.19%	.33%	.33%
Expenses net of all reductions	.33% G,H	.33%	.08%	.19%	.33%	.33%
Net investment income (loss)	4.88% G,H	2.81%	.01%	.02%	1.62%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$697	$513	$411	$648	$884	$659

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Treasury Portfolio Class III

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.023	- B	- B	.016	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.024	.023	- B	- B	.016	.017
Distributions from net investment income	(.024)	(.023)	- B	- B	(.016)	(.017)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.024)	(.023)	- B	- B	(.016)	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.41%	2.37%	.01%	.01%	1.56%	1.71%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G,H	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43% G,H	.42%	.08%	.19%	.43%	.43%
Expenses net of all reductions	.43% G,H	.42%	.08%	.19%	.43%	.43%
Net investment income (loss)	4.78% G,H	2.71%	.01%	.02%	1.52%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$3,972	$3,041	$2,612	$2,309	$2,469	$2,448

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Treasury Portfolio Class IV

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	.021	- B	- B	.013	.014
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.023	.021	- B	- B	.013	.014
Distributions from net investment income	(.023)	(.021)	- B	- B	(.013)	(.014)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.023)	(.021)	- B	- B	(.013)	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.28%	2.14%	.01%	.01%	1.32%	1.46%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.71% G,H	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68% G,H	.65%	.08%	.19%	.67%	.68%
Expenses net of all reductions	.68% G,H	.65%	.08%	.19%	.67%	.68%
Net investment income (loss)	4.53% G,H	2.49%	.01%	.02%	1.28%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$879	$975	$1,146	$988	$1,033	$1,217

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Treasury Portfolio Select Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.025	- B	- B	.018	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.025	- B	- B	.018	.019
Distributions from net investment income	(.025)	(.025)	- B	- B	(.018)	(.019)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.025)	(.025)	- B	- B	(.018)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.51%	2.56%	.01%	.03%	1.77%	1.91%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G,H	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23% G,H	.23%	.08%	.17%	.23%	.23%
Expenses net of all reductions	.23% G,H	.23%	.08%	.17%	.23%	.23%
Net investment income (loss)	4.98% G,H	2.91%	.01%	.03%	1.72%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$328	$214	$254	$198	$424	$239

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Treasury Portfolio Institutional Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.026	- B	.001	.018	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.026	- B	.001	.018	.020
Distributions from net investment income	(.025)	(.026)	- B	(.001)	(.018)	(.020)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.025)	(.026)	- B	(.001)	(.018)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.56%	2.66%	.02%	.07%	1.86%	2.00%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G,H	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14% G,H	.14%	.07%	.13%	.14%	.14%
Expenses net of all reductions	.14% G,H	.14%	.07%	.13%	.14%	.14%
Net investment income (loss)	5.07% G,H	3.00%	.02%	.07%	1.81%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$30,295	$31,934	$10,195	$12,539	$19,926	$10,505

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Government Portfolio
Investment Summary/Performance September 30, 2023 (Unaudited)
Current 7-Day Yields

Class I	5.23%
Class II	5.08%
Class III	4.98%
Select Class	5.18%
Institutional Class	5.27%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2023, the most recent period shown in the table, would have been 5.18% for Class I, 5.03% for Class II, 4.93% for Class III, 5.13% for Select Class, and 5.21% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	64.6
8 - 30	3.8
31 - 60	16.4
61 - 90	6.4
91 - 180	5.4
> 180	3.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.8)%

Government Portfolio
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Debt - 29.9%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 29.9%
U.S. Treasury Bills
10/3/23 to 3/7/24	5.28 to 5.48	51,715,010	51,333,692
U.S. Treasury Notes
10/31/23 to 10/31/24 (c)	5.33 to 5.54	3,319,000	3,315,787

TOTAL U.S. TREASURY DEBT (Cost $54,649,479)			54,649,479

U.S. Government Agency Debt - 21.0%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Federal Agencies - 21.0%
Federal Farm Credit Bank
10/4/23 to 9/15/25 (c)	5.35 to 5.51	4,503,925	4,503,460
Federal Home Loan Bank
10/2/23 to 9/2/25 (c)	5.13 to 5.50	33,242,458	33,183,654
Freddie Mac
6/12/24	5.35	794,000	794,000

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $38,481,114)			38,481,114

U.S. Government Agency Repurchase Agreement - 16.4%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
5.3% dated 9/29/23 due 10/2/23 (Collateralized by U.S. Government Obligations) #	2,301,097	2,300,081
5.31% dated 9/29/23 due 10/2/23 (Collateralized by U.S. Government Obligations) #	7,453,432	7,450,138
With:
ABN AMRO Bank NV at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Government Obligations valued at $381,667,942, 2.25% - 6.00%, 3/1/25 - 9/1/53)	374,165	374,000
BMO Harris Bank NA at 5.32%, dated:
9/14/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $202,497,214, 2.00% - 7.00%, 9/1/33 - 10/1/53)	198,819	198,000
9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $103,187,465, 2.50% - 5.50%, 8/1/38 - 6/1/53)	101,627	101,000
BNP Paribas, SA at:
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $2,676,499,054, 0.00% - 7.50%, 11/24/23 - 9/15/64)	2,634,249	2,618,000
5.36%, dated:
7/25/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $204,876,430, 0.00% - 7.00%, 1/31/25 - 5/15/58) (c)(d)(e)	200,712	198,000
8/1/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $203,546,745, 0.00% - 7.00%, 10/12/23 - 9/1/53) (c)(d)(e)	200,578	197,000
8/4/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $208,513,380, 0.00% - 7.00%, 10/12/23 - 9/20/53) (c)(d)(e)	205,669	202,000
8/23/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $209,763,711, 0.00% - 7.00%, 1/31/24 - 9/1/53) (c)(d)(e)	207,136	203,500
5.38%, dated:
9/5/23 due 12/5/23 (Collateralized by U.S. Treasury Obligations valued at $531,534,374, 0.00% - 7.00%, 11/2/23 - 9/20/53) (c)(d)(e)	524,031	517,000
9/13/23 due 12/13/23 (Collateralized by U.S. Treasury Obligations valued at $549,397,690, 0.00% - 7.00%, 10/31/23 - 9/20/53) (c)(d)(e)	542,269	535,000
9/18/23 due 12/18/23 (Collateralized by U.S. Treasury Obligations valued at $268,273,944, 0.00% - 6.50%, 1/31/24 - 11/15/64) (c)(d)(e)	265,560	262,000
9/21/23 due 12/20/23 (Collateralized by U.S. Government Obligations valued at $1,064,584,421, 0.25% - 7.00%, 6/1/24 - 9/15/58) (c)(d)(e)	1,056,002	1,042,000
5.39%, dated:
8/1/23 due 12/1/23 (Collateralized by U.S. Government Obligations valued at $262,785,510, 0.00% - 7.50%, 4/30/25 - 7/20/53) (c)(d)(e)	259,658	255,000
8/4/23 due 12/4/23 (Collateralized by U.S. Treasury Obligations valued at $268,746,534, 0.00% - 7.50%, 1/31/24 - 9/20/53) (c)(d)(e)	264,749	260,000
8/23/23 due 12/21/23 (Collateralized by U.S. Treasury Obligations valued at $270,432,143, 0.00% - 7.50%, 10/31/23 - 9/20/53) (c)(d)(e)	267,725	263,000
BofA Securities, Inc. at:
5.37%, dated:
7/18/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $66,015,001, 2.54% - 5.72%, 3/8/24 - 8/16/46) (c)(d)(e)	64,878	64,000
9/27/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $105,138,387, 3.50% - 6.50%, 7/20/47 - 9/20/63) (c)(d)(e)	104,859	103,000
5.39%, dated 9/28/23 due 1/25/24 (Collateralized by U.S. Government Obligations valued at $135,741,283, 4.00% - 6.50%, 8/20/52 - 9/20/53) (c)(d)(e)	135,370	133,000
5.41%, dated 8/28/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $956,665,467, 3.50% - 5.50%, 5/1/52 - 7/1/53)	941,833	933,000
CIBC Bank U.S.A. at:
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $574,170,958, 2.00% - 6.50%, 7/1/27 - 9/1/53)	563,742	562,000
5.36%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $13,544,661, 0.00% - 5.93%, 9/20/45 - 10/16/62)	13,081	13,000
Citibank NA at 5.31%, dated 9/28/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $311,477,708, 0.00% - 7.63%, 12/29/23 - 9/20/52)	305,315	305,000
Citigroup Global Capital Markets, Inc. at:
5.31%, dated 9/28/23 due 10/5/23 (Collateralized by U.S. Government Obligations valued at $363,334,241, 3.00% - 6.00%, 4/1/52 - 8/1/53)	356,368	356,000
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $309,567,311, 0.00% - 7.50%, 1/1/33 - 8/15/40)	304,433	303,000
FICC State Street GC (GOV REPO) at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Government Obligations valued at $314,625,194, 3.50% - 6.50%, 3/1/46 - 8/1/53)	305,135	305,000
Goldman Sachs & Co. at 5.31%, dated:
9/25/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $311,421,235, 1.25% - 3.25%, 5/31/27 - 8/15/41)	305,315	305,000
9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $1,255,710,332, 0.50% - 3.63%, 1/31/27 - 8/15/43)	1,231,270	1,230,000
9/27/23 due 10/4/23 (Collateralized by U.S. Treasury Obligations valued at $1,252,463,027, 1.25% - 4.63%, 7/31/26 - 2/15/40)	1,228,267	1,227,000
9/28/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $414,364,348, 2.25%, 11/15/27)	406,419	406,000
9/29/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,545,983,812, 0.00% - 5.25%, 1/23/24 - 2/15/43)	1,516,564	1,515,000
ING Financial Markets LLC at 5.35%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $67,430,050, 2.00% - 3.50%, 5/20/49 - 5/20/51)	66,412	66,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.35%, dated 9/21/23 due 12/6/23 (Collateralized by U.S. Government Obligations valued at $844,919,048, 2.00% - 6.50%, 7/1/25 - 7/1/60)	836,341	827,000
RBC Dominion Securities at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $991,232,205, 0.00% - 7.50%, 11/15/23 - 9/1/53)	976,020	970,000
RBC Financial Group at 5.33%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $2,166,474,379, 0.13% - 7.50%, 10/31/23 - 9/20/63)	2,128,152	2,115,000
TD Securities (U.S.A.) at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Government Obligations valued at $454,100,851, 2.00% - 6.50%, 6/1/48 - 9/1/53)	445,197	445,000
Wells Fargo Securities, LLC at:
5.32%, dated 9/29/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $412,262,689, 2.50% - 7.50%, 12/15/23 - 5/20/52)	404,418	404,000
5.36%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $412,754,438, 1.50% - 8.50%, 6/15/24 - 7/20/63) (c)(d)(e)	407,669	404,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $29,966,719)		29,966,719

U.S. Treasury Repurchase Agreement - 34.5%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
ABN AMRO Bank NV at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $232,389,301, 1.25% - 3.50%, 3/15/25 - 4/30/30)	228,101	228,000
Barclays Bank PLC at:
5.3%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $585,738,632, 0.75% - 3.88%, 11/15/24 - 8/15/32)	574,254	574,000
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $652,839,511, 0.00% - 4.00%, 12/28/23 - 7/31/30)	642,966	639,000
BMO Harris Bank NA at 5.31%, dated 9/28/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $293,933,387, 0.38% - 3.25%, 8/15/24 - 8/15/30)	288,297	288,000
BNP Paribas, SA at 5.38%, dated 9/1/23 due 12/1/23 (Collateralized by U.S. Treasury Obligations valued at $461,132,127, 0.38% - 5.57%, 1/31/24 - 2/15/53) (c)(d)(e)	456,120	450,000
BofA Securities, Inc. at:
5.33%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $44,953,108, 1.75%, 1/31/29)	44,274	44,000
5.38%, dated 8/28/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $145,597,664, 1.38%, 12/31/28)	143,337	142,000
CIBC Bank U.S.A. at:
5.31%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $266,659,102, 1.13% - 4.50%, 2/15/25 - 5/15/53)	261,770	261,000
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $193,093,126, 0.50% - 4.38%, 5/15/25 - 8/15/42)	190,172	189,000
Credit AG at:
5.31%, dated:
9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $191,929,734, 1.25% - 4.13%, 9/30/27 - 4/30/28)	188,194	188,000
9/28/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $186,770,205, 0.25% - 1.25%, 9/30/25 - 4/30/28)	183,108	183,000
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $92,970,942, 2.75%, 7/31/27)	91,565	91,000
Federal Reserve Bank of New York at 5.3%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $44,973,854,703, 1.00% - 3.75%, 8/15/29 - 11/15/46)	44,973,855	44,954,000
Fixed Income Clearing Corp. - BNP at 5.3%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $585,738,603, 0.00% - 6.00%, 10/31/23 - 8/15/53)	574,254	574,000
Fixed Income Clearing Corp. - BNYM at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $3,215,040,011, 1.13% - 2.88%, 12/31/26 - 4/30/29)	3,153,395	3,152,000
Fixed Income Clearing Corp. - SSB at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $4,686,418,676, 0.38% - 3.88%, 6/30/27 - 11/30/28)	4,575,024	4,573,000
ING Financial Markets LLC at:
5.3%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $93,835,575, 3.88%, 12/31/29)	92,041	92,000
5.31%, dated:
9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $27,584,100, 0.00% - 4.25%, 11/28/23 - 2/15/53)	27,028	27,000
9/29/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $111,229,987, 0.00% - 4.38%, 3/28/24 - 11/15/44)	109,113	109,000
5.34%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $210,914,325, 0.25% - 4.63%, 12/31/24 - 11/15/52)	207,283	206,000
Lloyds Bank PLC at:
5.39%, dated 7/24/23 due 10/24/23 (Collateralized by U.S. Treasury Obligations valued at $115,393,023, 0.75% - 2.50%, 8/15/24 - 1/31/25)	113,543	112,000
5.42%, dated 8/29/23 due 10/30/23 (Collateralized by U.S. Treasury Obligations valued at $150,694,890, 2.25% - 3.25%, 8/15/24 - 8/15/27)	148,372	147,000
5.43%, dated:
9/20/23 due 11/20/23 (Collateralized by U.S. Treasury Obligations valued at $83,792,946, 0.75% - 2.38%, 8/15/24 - 11/15/24)	82,754	82,000
9/29/23 due 11/29/23 (Collateralized by U.S. Treasury Obligations valued at $82,835,546, 2.25%, 8/15/27)	81,745	81,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.33%, dated 9/21/23 due 12/6/23 (Collateralized by U.S. Treasury Obligations valued at $233,960,426, 0.00% - 4.13%, 11/2/23 - 2/15/33)	231,577	229,000
Mizuho Bank, Ltd. at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $467,117,997, 3.50%, 4/30/28)	457,202	457,000
MUFG Securities (Canada), Ltd. at 5.33%, dated 9/21/23 due:
10/6/23 (Collateralized by U.S. Treasury Obligations valued at $92,971,411, 0.25% - 6.38%, 9/30/24 - 5/15/52)	91,566	91,000
12/6/23 (Collateralized by U.S. Treasury Obligations valued at $175,928,736, 0.25% - 6.38%, 3/31/24 - 11/15/52)	173,935	172,000
MUFG Securities EMEA PLC at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $839,595,158, 2.38% - 4.13%, 5/15/27 - 2/15/43)	822,364	822,000
Natixis SA at:
5.3%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $234,162,556, 0.50% - 6.63%, 11/30/23 - 11/15/52)	229,101	229,000
5.34%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $696,868,976, 0.25% - 6.63%, 1/31/24 - 2/15/52)	686,249	682,000
NatWest Markets Securities, Inc. at 5.31%, dated 9/28/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $458,250,281, 0.13% - 4.50%, 10/15/23 - 11/15/32)	449,464	449,000
Norinchukin Bank at:
5.34%, dated 9/25/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $93,895,752, 3.88%, 2/15/43)	92,096	92,000
5.35%, dated 9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $94,902,292, 3.88%, 2/15/43)	93,097	93,000
Prudential Insurance Co. of America at 5.32%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $308,616,480, 1.25% - 7.50%, 11/15/24 - 5/15/32)	302,681	302,547
RBC Dominion Securities at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $138,953,696, 0.00% - 6.88%, 11/15/23 - 5/15/48)	136,844	136,000
Royal Bank of Canada at 5.31%, dated 9/29/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $74,493,018, 1.00% - 3.88%, 2/29/28 - 2/15/30)	73,065	73,000
SMBC Nikko Securities America, Inc. at 5.3%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $715,857,535, 0.00% - 4.38%, 10/10/23 - 8/15/51)	700,309	700,000
Societe Generale at 5.31%, dated:
9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $428,248,710, 2.75% - 3.50%, 2/15/39 - 5/15/52)	417,431	417,000
9/28/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $562,045,210, 0.25% - 3.88%, 3/31/25 - 2/15/53)	550,568	550,000
Sumitomo Mitsui Trust Bank Ltd. at 5.37%, dated 9/27/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $39,901,056, 1.63% - 3.25%, 8/31/24 - 8/15/29)	39,081	39,000
Wells Fargo Bank NA at 5.36%, dated 9/13/23 due 10/11/23 (Collateralized by U.S. Treasury Obligations valued at $240,196,514, 0.00% - 4.50%, 10/26/23 - 5/15/53)	233,971	233,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $63,152,547)		63,152,547

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $186,249,859)	186,249,859
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(3,273,041)
NET ASSETS - 100.0%	182,976,818

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	The maturity amount is based on the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$2,300,081,000 due 10/02/23 at 5.30%
Bank of America, N.A.	1,976
BofA Securities, Inc.	12,609
HSBC Securities (USA), Inc.	247
JP Morgan Securities LLC	117,654
Mitsubishi UFJ Securities Holdings Ltd	1,262
Nomura Securities International	257,019
RBC Dominion Securities, Inc.	1,015,813
Royal Bank of Canada	162,647
Sumitomo Mitsui Banking Corp.	3,449
Sumitomo Mitsui Banking Corp. NY	727,405
2,300,081

$7,450,138,000 due 10/02/23 at 5.31%
Bank of America, N.A.	730,238
BofA Securities, Inc.	405,688
Citigroup Global Markets, Inc.	507,110
HSBC Securities (USA), Inc.	91,280
ING Financial Markets LLC	81,138
JP Morgan Securities LLC	202,844
Mitsubishi UFJ Securities Holdings Ltd	466,541
Mizuho Securities USA, Inc.	202,844
Nomura Securities International	1,516,547
Sumitomo Mitsui Banking Corp.	2,839,815
Sumitomo Mitsui Banking Corp. NY	405
Wells Fargo Securities LLC	405,688
7,450,138

Government Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $93,119,266) - See accompanying schedule Unaffiliated issuers (cost $186,249,859):		$186,249,859
Cash		1,025,000
Receivable for investments sold		399,518
Receivable for fund shares sold		318,243
Interest receivable		418,788
Prepaid expenses		251
Receivable from investment adviser for expense reductions		5,866
Other receivables		1,539
Total assets		188,419,064
Liabilities
Payable for investments purchased	$4,861,409
Payable for fund shares redeemed	229,757
Distributions payable	318,990
Accrued management fee	21,360
Distribution and service plan fees payable	1,345
Other affiliated payables	6,108
Other payables and accrued expenses	3,277
Total Liabilities		5,442,246
Net Assets		$182,976,818
Net Assets consist of:
Paid in capital		$182,977,704
Total accumulated earnings (loss)		(886)
Net Assets		$182,976,818

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($38,159,503 ÷ 38,149,174 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($1,369,345 ÷ 1,368,650 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($5,682,108 ÷ 5,679,288 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($192,623 ÷ 192,598 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($137,573,239 ÷ 137,577,446 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended September 30, 2023 (Unaudited)
Investment Income
Interest		$4,637,227
Expenses
Management fee	$124,486
Transfer agent fees	33,690
Distribution and service plan fees	7,348
Accounting fees and expenses	2,169
Custodian fees and expenses	215
Independent trustees' fees and expenses	285
Registration fees	2,735
Audit	31
Legal	48
Miscellaneous	329
Total expenses before reductions	171,336
Expense reductions	(29,917)
Total expenses after reductions		141,419
Net Investment income (loss)		4,495,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(576)
Total net realized gain (loss)		(576)
Net increase in net assets resulting from operations		$4,495,232
Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,495,808	$3,269,683
Net realized gain (loss)	(576)	(684)
Net increase in net assets resulting from operations	4,495,232	3,268,999
Distributions to shareholders	(4,496,169)	(3,268,145)

Share transactions - net increase (decrease)	10,829,673	44,414,081
Total increase (decrease) in net assets	10,828,736	44,414,935

Net Assets
Beginning of period	172,148,082	127,733,147
End of period	$182,976,818	$172,148,082

Financial Highlights
Government Portfolio Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.025	- B	- B	.018	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.025	- B	- B	.018	.020
Distributions from net investment income	(.025)	(.025)	- B	- B	(.018)	(.020)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.025)	(.025)	- B	- B	(.018)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.54%	2.57%	.02%	.04%	1.83%	1.97%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G,H	.21%	.20%	.20%	.21%	.21%
Expenses net of fee waivers, if any	.18% G,H	.18%	.08%	.15%	.18%	.18%
Expenses net of all reductions	.18% G,H	.18%	.08%	.15%	.18%	.18%
Net investment income (loss)	5.04% G,H	2.61%	.01%	.05%	1.77%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$38,160	$44,905	$30,836	$33,508	$45,360	$29,352

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Government Portfolio Class II

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.024	- B	- B	.017	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.024	.024	- B	- B	.017	.018
Distributions from net investment income	(.024)	(.024)	- B	- B	(.017)	(.018)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.024)	(.024)	- B	- B	(.017)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.47%	2.41%	.01%	.01%	1.68%	1.82%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G,H	.36%	.35%	.35%	.36%	.36%
Expenses net of fee waivers, if any	.33% G,H	.33%	.08%	.17%	.33%	.33%
Expenses net of all reductions	.33% G,H	.33%	.08%	.17%	.33%	.33%
Net investment income (loss)	4.89% G,H	2.46%	.01%	.03%	1.62%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$1,369	$942	$959	$1,366	$697	$836

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Government Portfolio Class III

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.023	- B	- B	.016	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.024	.023	- B	- B	.016	.017
Distributions from net investment income	(.024)	(.023)	- B	- B	(.016)	(.017)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.024)	(.023)	- B	- B	(.016)	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.42%	2.32%	.01%	.01%	1.57%	1.72%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G,H	.46%	.45%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.43% G,H	.42%	.08%	.19%	.43%	.43%
Expenses net of all reductions	.43% G,H	.42%	.08%	.19%	.43%	.43%
Net investment income (loss)	4.79% G,H	2.37%	.01%	.02%	1.52%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$5,682	$4,189	$3,764	$3,234	$3,704	$3,397

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Government Portfolio Select Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.025	- B	- B	.018	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.025	- B	- B	.018	.019
Distributions from net investment income	(.025)	(.025)	- B	- B	(.018)	(.019)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.025)	(.025)	- B	- B	(.018)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.52%	2.51%	.01%	.03%	1.78%	1.92%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G,H	.26%	.25%	.25%	.26%	.25%
Expenses net of fee waivers, if any	.23% G,H	.23%	.08%	.17%	.23%	.23%
Expenses net of all reductions	.23% G,H	.23%	.08%	.17%	.23%	.23%
Net investment income (loss)	4.99% G,H	2.56%	.02%	.03%	1.72%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$193	$218	$293	$367	$498	$335

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Government Portfolio Institutional Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.026	- B	.001	.019	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.026	- B	.001	.019	.020
Distributions from net investment income	(.025)	(.026)	- B	(.001)	(.019)	(.020)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.025)	(.026)	- B	(.001)	(.019)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.56%	2.61%	.02%	.07%	1.87%	2.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G,H	.18%	.17%	.17%	.18%	.18%
Expenses net of fee waivers, if any	.14% G,H	.14%	.07%	.13%	.14%	.14%
Expenses net of all reductions	.14% G,H	.14%	.07%	.13%	.14%	.14%
Net investment income (loss)	5.08% G,H	2.65%	.02%	.07%	1.81%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$137,573	$121,893	$91,881	$92,805	$122,312	$75,150

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Money Market Portfolio
Investment Summary/Performance September 30, 2023 (Unaudited)
Current 7-Day Yields

Class I	5.30%
Class II	5.15%
Class III	5.05%
Select Class	5.25%
Institutional Class	5.34%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2023, the most recent period shown in the table, would have been 5.24% for Class I, 5.08% for Class II, 4.98% for Class III, 5.18% for Select Class, and 5.27% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	68.0
8 - 30	9.4
31 - 60	13.8
61 - 90	6.4
91 - 180	2.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.4)%

Money Market Portfolio
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Certificate of Deposit - 14.6%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Domestic Certificates Of Deposit - 3.7%
Bank of America NA
11/9/23 to 2/28/24	5.57 to 5.75	3,208,000	3,208,000
BMO Harris Bank NA
12/5/23 to 1/12/24 (c)(d)	5.75 to 5.77	532,500	532,500
State Street Bank & Trust Co., Boston
2/20/24 to 2/22/24 (c)(d)	5.65 to 5.65	424,000	424,000
TOTAL DOMESTIC CERTIFICATES OF DEPOSIT			4,164,500
New York Branch, Yankee Dollar, Foreign Banks - 10.9%
Bank of Nova Scotia
3/7/24 (c)(d)	5.65	267,000	267,000
Canadian Imperial Bank of Commerce
10/17/23 to 11/9/23 (c)	5.47 to 5.66	909,000	909,000
Credit Agricole CIB
10/31/23 to 11/3/23	5.58 to 5.61	1,174,000	1,174,000
Landesbank Baden-Wuerttemberg New York Branch
10/2/23 to 10/6/23	5.38 to 5.38	1,057,000	1,057,000
Mitsubishi UFJ Trust & Banking Corp.
10/2/23 to 12/15/23 (c)	5.58 to 5.64	3,998,000	3,998,000
Mizuho Corporate Bank Ltd.
11/13/23 to 12/22/23 (c)	5.55 to 5.58	2,526,000	2,526,000
MUFG Bank Ltd.
10/23/23 to 11/24/23	5.60 to 5.67	1,014,500	1,014,500
Sumitomo Mitsui Banking Corp.
10/10/23 to 1/9/24 (c)(d)	5.51 to 5.66	1,333,500	1,333,500
TOTAL NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS			12,279,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $16,443,500)			16,443,500

Financial Company Commercial Paper - 14.3%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Australia & New Zealand Banking Group Ltd.
11/13/23	5.61	106,000	105,304
Bank of Montreal
11/9/23 to 3/18/24 (c)	5.66 to 5.75	1,671,000	1,665,459
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/20/23 (e)	5.49	79,000	78,772
Bayerische Landesbank
10/26/23 to 11/10/23	5.52 to 5.54	2,595,500	2,582,927
Bedford Row Funding Corp.
3/20/24 (c)(d)	5.66	133,000	133,000
3/26/24 (c)(d)	5.66	138,000	138,000
4/15/24 (c)(d)	0.00	80,000	80,000
4/8/24 (c)(d)	5.66	67,000	67,000
BPCE SA
10/12/23 to 12/14/23	5.56 to 5.63	2,365,000	2,354,249
Canadian Imperial Bank of Commerce
11/9/23 to 12/22/23 (c)	5.66 to 5.68	288,000	284,668
Credit Agricole CIB
10/5/23	5.53	318,000	317,808
Federation des caisses Desjardin
11/9/23 to 1/22/24	5.58 to 5.80	790,000	779,333
Landesbank Baden-Wurttemberg
10/2/23	5.35	2,643,000	2,642,607
Mitsubishi UFJ Trust & Banking Corp.
11/10/23	5.61	106,000	105,349
Mizuho Bank Ltd. Singapore Branch
11/17/23	5.52	265,000	263,108
National Bank of Canada
1/19/24	5.77	531,000	521,914
Podium Funding Trust
12/8/23 (c)(d)	5.76	105,000	105,000
2/22/24 (c)(d)	5.67	105,500	105,500
Podium Funding Trust (Liquidity Facility Bank of Montreal)

1/12/24	5.81	79,000	77,725
1/17/24	5.73	47,000	46,212
Royal Bank of Canada
11/9/23 (c)(d)	5.66	265,000	265,000
Skandinaviska Enskilda Banken AB
12/14/23	5.54	265,000	262,026
Sumitomo Mitsui Trust Bank Ltd.
10/11/23 to 11/27/23	5.52 to 5.53	2,539,500	2,524,892
The Toronto-Dominion Bank
10/16/23 to 10/17/23	5.38 to 5.38	532,000	530,799
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $16,036,652)			16,036,652

Asset Backed Commercial Paper - 0.9%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Cabot Trail Funding LLC (Liquidity Facility The Toronto-Dominion Bank)

10/18/23	5.56	25,000	24,935
12/13/23	5.69	20,000	19,776
2/9/24	5.76	53,000	51,920
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

10/10/23	5.55	185,000	184,747
10/10/23	5.56	53,000	52,927
10/11/23	5.55	51,000	50,922
10/11/23	5.55	55,000	54,916
12/19/23	5.59	25,000	24,698
12/20/23	5.59	96,000	94,825
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

12/18/23	5.56	153,000	151,180
12/19/23	5.56	55,000	54,337
12/19/23	5.56	110,000	108,675
Victory Receivables Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

12/20/23	5.60	54,000	53,338
12/21/23	5.60	81,000	79,994
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $1,007,190)			1,007,190

U.S. Treasury Debt - 10.5%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 10.5%
U.S. Treasury Bills
10/5/23 to 11/30/23	5.31 to 5.41	11,885,500	11,837,455

TOTAL U.S. TREASURY DEBT (Cost $11,885,500)			11,837,455

Non-Negotiable Time Deposit - 4.5%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Time Deposits - 4.5%
Barclays Bank PLC
10/2/23	5.37	2,060,642	2,060,642
Landesbank Hessen-Thuringen London Branch
10/2/23 to 10/4/23	5.37 to 5.37	688,000	688,000
Mizuho Bank Ltd. Canada Branch
10/3/23	5.34	1,218,305	1,218,305
Royal Bank of Canada
10/2/23	5.32	531,000	531,000
The Toronto-Dominion Bank
10/2/23	5.32	531,000	531,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $5,028,947)			5,028,947

U.S. Government Agency Repurchase Agreement - 13.3%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at 5.3% dated 9/29/23 due 10/2/23 (Collateralized by U.S. Government Obligations) #	5,956,212	5,953,580
With:
ABN AMRO Bank NV at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $232,663,841, 2.25% - 6.00%, 5/15/27 - 4/1/53)	228,101	228,000
BMO Harris Bank NA at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $63,342,800, 3.50% - 4.00%, 1/20/43 - 9/20/51)	62,385	62,000
BNP Paribas, SA at:
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,644,629,922, 0.00% - 8.00%, 10/26/23 - 9/15/56)	1,617,980	1,608,000
5.36%, dated:
7/25/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $123,688,811, 0.00% - 6.50%, 12/7/23 - 9/15/64) (c)(d)(f)	121,644	120,000
8/1/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $124,906,527, 0.00% - 7.00%, 12/28/23 - 4/20/53) (c)(d)(f)	123,198	121,000
8/4/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $123,795,508, 0.00% - 6.00%, 7/31/24 - 5/15/53) (c)(d)(f)	122,180	120,000
8/23/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $125,005,709, 0.00% - 7.00%, 1/31/24 - 6/20/53) (c)(d)(f)	123,162	121,000
BofA Securities, Inc. at 5.37%, dated 9/27/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $63,288,088, 4.37% - 4.95%, 5/17/32 - 8/10/37) (c)(d)(f)	63,119	62,000
CIBC Bank U.S.A. at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $352,471,496, 2.00% - 6.50%, 10/1/29 - 10/1/53)	346,070	345,000
Citibank NA at 5.31%, dated 9/28/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $189,221,968, 0.00% - 6.38%, 10/12/23 - 2/15/52)	185,191	185,000
Citigroup Global Capital Markets, Inc. at:
5.31%, dated 9/28/23 due 10/5/23 (Collateralized by U.S. Government Obligations valued at $220,451,253, 0.00% - 7.00%, 8/15/40 - 9/20/53)	216,223	216,000
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $189,009,743, 0.00% - 7.32%, 6/1/36 - 8/15/40)	185,875	185,000
FICC State Street GC (GOV REPO) at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Government Obligations valued at $191,705,950, 2.00% - 6.00%, 6/1/51 - 9/1/53)	186,082	186,000
Goldman Sachs & Co. at 5.31%, dated:
9/25/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $188,894,876, 1.13% - 4.00%, 12/31/26 - 8/15/40)	185,191	185,000
9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $754,447,167, 0.50% - 4.25%, 2/28/27 - 11/15/40)	739,763	739,000
9/27/23 due 10/4/23 (Collateralized by U.S. Treasury Obligations valued at $753,315,194, 0.75% - 4.00%, 8/31/26 - 5/15/33)	738,762	738,000
9/28/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $252,088,690, 1.13% - 4.38%, 5/15/40 - 8/15/43)	247,255	247,000
9/29/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $943,917,523, 0.50% - 3.88%, 2/28/26 - 5/15/43)	925,955	925,000
RBC Dominion Securities at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $606,151,887, 0.00% - 7.00%, 11/14/23 - 9/1/53)	596,681	593,000
RBC Financial Group at 5.33%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,332,446,158, 0.13% - 7.00%, 10/15/23 - 9/20/63)	1,307,078	1,299,000
TD Securities (U.S.A.) at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Government Obligations valued at $276,542,316, 3.00% - 6.50%, 1/1/47 - 9/1/53)	271,120	271,000
Wells Fargo Securities, LLC at:
5.32%, dated 9/29/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $251,031,241, 1.50% - 7.00%, 11/1/25 - 10/1/53)	246,254	246,000
5.36%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $253,211,246, 0.38% - 10.93%, 10/25/23 - 9/15/65) (c)(d)(f)	249,243	247,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $15,002,580)		15,002,580

U.S. Treasury Repurchase Agreement - 39.7%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
ABN AMRO Bank NV at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $141,864,906, 0.63% - 4.50%, 3/15/25 - 8/15/46)	139,062	139,000
Barclays Bank PLC at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $398,446,697, 0.38% - 3.13%, 4/30/25 - 11/15/28)	392,421	390,000
BMO Harris Bank NA at 5.31%, dated 9/28/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $178,605,322, 2.88% - 3.75%, 6/30/30 - 5/15/32)	175,181	175,000
BofA Securities, Inc. at 5.33%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $27,584,905, 3.50%, 9/15/25)	27,168	27,000
CIBC Bank U.S.A. at:
5.31%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $163,600,101, 1.13% - 4.38%, 3/31/28 - 5/15/50)	160,472	160,000
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $118,517,133, 0.63% - 5.44%, 7/31/24 - 5/15/53)	116,719	116,000
Credit AG at:
5.31%, dated:
9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $115,362,032, 0.75%, 5/31/26 - 1/31/28)	113,117	113,000
9/28/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $113,286,837, 0.75%, 1/31/28)	111,065	111,000
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $57,212,919, 2.25% - 2.75%, 8/15/27 - 5/31/29)	56,348	56,000
Federal Reserve Bank of New York at 5.3%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $37,227,434,892, 0.25% - 4.38%, 11/15/23 - 2/15/46)	37,227,435	37,211,000
Fixed Income Clearing Corp. - BNYM at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $1,297,440,047, 0.13% - 1.25%, 10/15/24 - 1/15/31)	1,272,563	1,272,000
Fixed Income Clearing Corp. - SSB at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $2,846,976,652, 0.50% - 2.75%, 3/31/27 - 5/31/27)	2,792,235	2,791,000
ING Financial Markets LLC at 5.31%, dated:
9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $17,355,354, 1.63% - 4.13%, 2/28/27 - 11/15/50)	17,018	17,000
9/29/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $67,366,030, 1.88% - 4.50%, 11/15/25 - 8/15/45)	66,068	66,000
Mizuho Bank, Ltd. at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $285,446,061, 3.63%, 3/31/28)	279,123	279,000
MUFG Securities (Canada), Ltd. at 5.33%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $57,295,314, 0.25% - 6.38%, 3/31/24 - 8/15/52)	56,348	56,000
MUFG Securities EMEA PLC at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $512,300,690, 0.50% - 4.63%, 5/15/24 - 5/15/44)	502,222	502,000
NatWest Markets Securities, Inc. at 5.31%, dated 9/28/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $278,624,298, 1.50% - 2.75%, 6/30/24 - 5/31/29)	273,282	273,000
Norinchukin Bank at:
5.34%, dated 9/25/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $57,153,959, 3.88%, 2/15/43)	56,058	56,000
5.35%, dated 9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $57,145,546, 3.88%, 2/15/43)	56,058	56,000
RBC Dominion Securities at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $84,806,235, 0.00% - 6.88%, 10/15/23 - 5/15/53)	83,515	83,000
Royal Bank of Canada at 5.31%, dated 9/29/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $45,059,849, 0.00% - 4.13%, 10/12/23 - 8/15/53)	44,039	44,000
Societe Generale at 5.31%, dated:
9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $256,600,894, 1.88% - 3.88%, 2/15/41 - 11/15/44)	251,259	251,000
9/28/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $340,881,011, 0.25% - 3.88%, 5/31/24 - 11/15/51)	334,345	334,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $44,578,000)		44,578,000

Other Repurchase Agreement - 2.6%
	Maturity Amount ($) (000s)	Value ($) (000s)
Other Repurchase Agreement - 2.6%
With:
BMO Capital Markets Corp. at:
5.46%, dated 9/29/23 due 10/2/23 (Collateralized by Corporate Obligations valued at $114,502,415, 0.99% - 5.87%, 2/16/24 - 8/1/50)	109,050	109,000
5.52%, dated 9/29/23 due 10/2/23 (Collateralized by Corporate Obligations valued at $117,770,374, 3.88% - 8.63%, 8/1/28 - 11/14/48)	109,050	109,000
BMO Chicago Branch at 5.52%, dated 9/29/23 due 10/2/23 (Collateralized by Corporate Obligations valued at $13,605,109, 0.00% - 10.50%, 9/23/24 - 11/20/68)	13,006	13,000
BNP Paribas Prime Brokerage, Inc. at 5.57%, dated 9/29/23 due 10/2/23 (Collateralized by Equity Securities valued at $175,073,951)	162,075	162,000
HSBC Securities, Inc. at 5.55%, dated 9/29/23 due 10/2/23 (Collateralized by Corporate Obligations valued at $28,093,697, 3.00% - 7.08%, 12/15/27 - 4/1/53)	26,012	26,000
ING Financial Markets LLC at 5.55%, dated 9/29/23 due 10/2/23 (Collateralized by Equity Securities valued at $276,607,875)	256,118	256,000
J.P. Morgan Securities, LLC at:
5.82%, dated 9/6/23 due 12/28/23 (Collateralized by Equity Securities valued at $292,825,208) (c)(d)(f)	275,238	270,000
5.89%, dated 8/31/23 due 10/2/23 (Collateralized by Corporate Obligations valued at $903,792,863, 0.00% - 9.25%, 1/15/24 - 9/15/53) (c)(d)(f)	842,387	838,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
5.55%, dated 9/29/23 due 10/2/23 (Collateralized by Equity Securities valued at $72,393,468)	67,031	67,000
5.84%, dated 9/29/23 due 10/2/23 (Collateralized by Corporate Obligations valued at $10,805,231, 0.00% - 5.20%, 2/1/24 - 10/15/30)	10,005	10,000
Mizuho Securities U.S.A., Inc. at:
5.59%, dated 9/29/23 due 10/2/23 (Collateralized by Equity Securities valued at $104,808,804)	97,045	97,000
5.8%, dated 8/28/23 due 10/27/23 (Collateralized by Corporate Obligations valued at $235,681,123, 0.00% - 5.75%, 10/1/24 - 3/31/53) (c)(d)(f)	219,098	217,000
5.82%, dated 9/26/23 due 11/27/23 (Collateralized by Corporate Obligations valued at $368,907,494, 1.32% - 8.28%, 10/17/23 - 9/15/15) (c)(d)(f)	354,518	351,000
NatWest Markets Securities, Inc. at 5.57%, dated 9/29/23 due 10/2/23 (Collateralized by Corporate Obligations valued at $56,190,267, 2.03% - 6.11%, 3/15/25 - 3/13/51)	54,025	54,000
RBC Capital Markets Co. at 5.82%, dated 9/26/23 due 11/27/23 (Collateralized by Corporate Obligations valued at $113,509,999, 1.26% - 9.34%, 2/13/26 - 7/15/70) (c)(d)(f)	109,083	108,000
Wells Fargo Securities, LLC at:
5.48%, dated 9/29/23 due 10/2/23 (Collateralized by Commercial Paper valued at $194,758,900, 0.00%, 10/13/23 - 8/15/24)	189,086	189,000
6.05%, dated 7/24/23 due 10/20/23 (Collateralized by Equity Securities valued at $59,006,166)	54,799	54,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $2,930,000)		2,930,000

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $112,864,324)	112,864,324
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(412,083)
NET ASSETS - 100.0%	112,452,241

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,772,000 or 0.1% of net assets.

(f)	The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$5,953,580,000 due 10/02/23 at 5.30%
BNY Mellon Capital Markets LLC	155,274
Bank of America, N.A.	445,598
BofA Securities, Inc.	255,368
Citigroup Global Markets, Inc.	309,443
HSBC Securities (USA), Inc.	55,700
ING Financial Markets LLC	49,511
JP Morgan Securities LLC	234,814
Mitsubishi UFJ Securities Holdings Ltd	284,688
Mizuho Securities USA, Inc.	123,777
Nomura Securities International	1,115,877
RBC Dominion Securities, Inc.	619,858
Royal Bank of Canada	142,327
Sumitomo Mitsui Banking Corp.	1,732,881
Sumitomo Mitsui Banking Corp. NY	180,910
Wells Fargo Securities LLC	247,554
5,953,580

Money Market Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $62,510,580) - See accompanying schedule Unaffiliated issuers (cost $112,864,324):		$112,864,324
Cash		613,000
Receivable for fund shares sold		497,372
Interest receivable		158,435
Prepaid expenses		139
Receivable from investment adviser for expense reductions		3,907
Other receivables		1,048
Total assets		114,138,225
Liabilities
Payable for investments purchased	$1,195,392
Payable for fund shares redeemed	423,614
Distributions payable	46,616
Accrued management fee	12,963
Distribution and service plan fees payable	15
Other affiliated payables	4,248
Other payables and accrued expenses	3,136
Total Liabilities		1,685,984
Net Assets		$112,452,241
Net Assets consist of:
Paid in capital		$112,451,762
Total accumulated earnings (loss)		479
Net Assets		$112,452,241

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($48,961,513 ÷ 48,953,245 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($72,043 ÷ 72,036 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($16,321 ÷ 16,326 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($54,572 ÷ 54,567 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($63,347,792 ÷ 63,334,432 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended September 30, 2023 (Unaudited)
Investment Income
Interest (including $1,192 from affiliated interfund lending)		$2,734,348
Expenses
Management fee	$72,450
Transfer agent fees	22,338
Distribution and service plan fees	110
Accounting fees and expenses	1,463
Custodian fees and expenses	139
Independent trustees' fees and expenses	169
Registration fees	2,991
Audit	28
Legal	30
Miscellaneous	299
Total expenses before reductions	100,017
Expense reductions	(18,104)
Total expenses after reductions		81,913
Net Investment income (loss)		2,652,435
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(22)
Total net realized gain (loss)		(22)
Net increase in net assets resulting from operations		$2,652,413
Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,652,435	$2,148,507
Net realized gain (loss)	(22)	6
Net increase in net assets resulting from operations	2,652,413	2,148,513
Distributions to shareholders	(2,652,153)	(2,148,294)

Share transactions - net increase (decrease)	14,922,286	58,562,981
Total increase (decrease) in net assets	14,922,546	58,563,200

Net Assets
Beginning of period	97,529,695	38,966,495
End of period	$112,452,241	$97,529,695

Financial Highlights
Money Market Portfolio Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.028	- B	.002	.020	.022
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.028	- B	.002	.020	.022
Distributions from net investment income	(.025)	(.028)	- B	(.002)	(.020)	(.022)
Total distributions	(.025)	(.028)	- B	(.002)	(.020)	(.022)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.58%	2.81%	.02%	.15%	2.01%	2.23%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G,H	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18% G,H	.18%	.16%	.18%	.18%	.18%
Expenses net of all reductions	.18% G,H	.18%	.16%	.18%	.18%	.18%
Net investment income (loss)	5.10% G,H	3.25%	.02%	.16%	1.96%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$48,962	$42,432	$16,745	$21,937	$25,801	$22,140

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Money Market Portfolio Class II

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.026	- B	.001	.018	.021
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.026	- B	.001	.018	.021
Distributions from net investment income	(.025)	(.026)	- B	(.001)	(.018)	(.021)
Total distributions	(.025)	(.026)	- B	(.001)	(.018)	(.021)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.50%	2.65%	.01%	.09%	1.86%	2.08%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G,H	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33% G,H	.33%	.16%	.26%	.33%	.33%
Expenses net of all reductions	.33% G,H	.33%	.16%	.26%	.33%	.33%
Net investment income (loss)	4.95% G,H	3.10%	.01%	.08%	1.81%	2.10%
Supplemental Data
Net assets, end of period (in millions)	$72	$81	$90	$179	$394	$368

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Money Market Portfolio Class III

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.025	- B	.001	.017	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.024	.025	- B	.001	.017	.020
Distributions from net investment income	(.024)	(.025)	- B	(.001)	(.017)	(.020)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.024)	(.025)	- B	(.001)	(.017)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.45%	2.55%	.01%	.06%	1.76%	1.98%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G,H	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43% G,H	.43%	.17%	.27%	.43%	.43%
Expenses net of all reductions	.43% G,H	.43%	.17%	.27%	.43%	.43%
Net investment income (loss)	4.85% G,H	3.00%	.01%	.07%	1.71%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$16	$31	$9	$13	$13	$33

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GAnnualized.

HProxy expenses are not annualized.

Money Market Portfolio Select Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.027	- B	.001	.019	.022
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.027	- B	.001	.019	.022
Distributions from net investment income	(.025)	(.027)	- B	(.001)	(.019)	(.022)
Total distributions	(.025)	(.027)	- B	(.001)	(.019)	(.022)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.55%	2.76%	.02%	.12%	1.96%	2.18%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G,H	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23% G,H	.23%	.16%	.21%	.23%	.23%
Expenses net of all reductions	.23% G,H	.23%	.16%	.21%	.23%	.23%
Net investment income (loss)	5.05% G,H	3.20%	.02%	.13%	1.91%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$55	$40	$15	$26	$59	$33

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Money Market Portfolio Institutional Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.028	- B	.002	.020	.022
Net realized and unrealized gain (loss)	- B	- B	- B	- B	- B	.001
Total from investment operations	.026	.028	- B	.002	.020	.023
Distributions from net investment income	(.026)	(.028)	- B	(.002)	(.020)	(.023)
Total distributions	(.026)	(.028)	- B	(.002)	(.020)	(.023)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.60%	2.85%	.04%	.19%	2.05%	2.28%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G,H	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14% G,H	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14% G,H	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	5.14% G,H	3.29%	.04%	.20%	2.00%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$63,348	$54,946	$22,108	$28,837	$35,852	$33,002

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Tax-Exempt Portfolio
Investment Summary/Performance September 30, 2023 (Unaudited)
Current 7-Day Yields

Class I	3.96%
Class II	3.81%
Class III	3.71%
Select Class	3.91%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2023, the most recent period shown in the table, would have been 3.88% for Class I, 3.73% for Class II, 3.64% for Class III, and 3.83% for Select Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	85.0
8 - 30	1.6
31 - 60	2.9
61 - 90	2.3
91 - 180	2.7
> 180	5.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Tax-Exempt Portfolio
Schedule of Investments September 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Variable Rate Demand Note - 39.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.8%
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 3.87% 10/6/23, LOC Bank of America NA, VRDN (b)(c)	34,770	34,770
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 4.35% (c)	19,800	19,800
TOTAL ALABAMA		54,570
Alaska - 1.2%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 3.95% 10/6/23 (ConocoPhillips Co. Guaranteed), VRDN (c)	25,000	25,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 4.2% 10/6/23 (ConocoPhillips Co. Guaranteed), VRDN (c)	35,250	35,250
Series 1994 C, 4% 10/6/23 (ConocoPhillips Co. Guaranteed), VRDN (c)	21,700	21,700
Series 2002, 3.95% 10/6/23 (ConocoPhillips Co. Guaranteed), VRDN (c)	5,300	5,300
TOTAL ALASKA		87,250
Arizona - 0.8%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 4.24% 10/6/23, VRDN (c)	13,900	13,900
Series 2009 B, 4.24% 10/6/23, VRDN (c)	14,500	14,500
Maricopa County Rev. Series 2023 B, 4.1% 10/6/23, VRDN (c)	30,700	30,700
TOTAL ARIZONA		59,100
Colorado - 0.1%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 4% 10/6/23, LOC Wells Fargo Bank NA, VRDN (c)	690	690
Colorado Health Facilities Auth. Rev. Bonds Series 2022 F, 3.95% 10/6/23, VRDN (c)	5,000	5,000
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 4% 10/6/23, LOC Wells Fargo Bank NA, VRDN (c)	3,165	3,165
TOTAL COLORADO		8,855
Connecticut - 3.4%
Connecticut Gen. Oblig. Series 2016 C, 3.88% 10/6/23 (Liquidity Facility Bank of America NA), VRDN (c)	122,100	122,100
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2013 O, 4.07% 10/6/23, VRDN (c)	25,310	25,310
Series 2014 C, 4.07% 10/6/23, VRDN (c)	9,615	9,615
Connecticut Hsg. Fin. Auth.:
(Mtg. Fin. Prog.) Series C3, 3.93% 10/6/23 (Liquidity Facility Royal Bank of Canada), VRDN (c)	2,085	2,085
Series 2012 C2, 3.9% 10/6/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	5,300	5,300
Series 2013 B6, 3.9% 10/6/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	12,700	12,700
Series 2018 A3, 3.83% 10/6/23 (Liquidity Facility Bank of America NA), VRDN (c)	27,090	27,090
Series 2018 E2, 3.83% 10/6/23 (Liquidity Facility Bank of America NA), VRDN (c)	38,550	38,550
TOTAL CONNECTICUT		242,750
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.86% 10/6/23, VRDN (c)	9,500	9,500
Series 1999 A, 4.3% 10/6/23, VRDN (c)	18,830	18,830
TOTAL DELAWARE		28,330
District Of Columbia - 0.3%
District of Columbia Rev.:
(The AARP Foundation Proj.) Series 2004, 3.89% 10/6/23, LOC Bank of America NA, VRDN (c)	15,315	15,315
(The Pew Charitable Trust Proj.) Series 2008 A, 3.94% 10/6/23, LOC PNC Bank NA, VRDN (c)	3,595	3,595
TOTAL DISTRICT OF COLUMBIA		18,910
Florida - 1.3%
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 3.9% 10/6/23, VRDN (c)	6,900	6,900
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 3.9% 10/6/23, VRDN (c)	18,705	18,705
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 4.45% 10/6/23, VRDN (c)	16,400	16,400
Martin County Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2022, 4.17% 10/6/23, VRDN (c)	27,300	27,300
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 4.45% 10/6/23, VRDN (c)	6,000	6,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 3.8% 10/6/23, LOC TD Banknorth, NA, VRDN (c)	1,810	1,810
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 3.93% 10/6/23, LOC Northern Trust Co., VRDN (c)	14,235	14,235
FNMA Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 3.95% 10/6/23, LOC Fannie Mae, VRDN (c)	1,850	1,850
TOTAL FLORIDA		93,200
Georgia - 0.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 4.75% 10/2/23, VRDN (c)	1,300	1,300
Series 2018, 4.8% 10/2/23, VRDN (c)	38,475	38,475
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 4.8% 10/2/23, VRDN (c)	9,125	9,125
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 4.6% 10/2/23, VRDN (c)	12,700	12,700
Monroe County Dev. Auth. Poll. Cont. Rev. (Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 4.1% 10/6/23, VRDN (c)	3,400	3,400
TOTAL GEORGIA		65,000
Illinois - 2.3%
Illinois Dev. Fin. Auth. Rev.:
(Glenwood School for Boys Proj.) Series 1998, 4.18% 10/6/23, LOC Northern Trust Co., VRDN (c)	4,600	4,600
(Lyric Opera of Chicago Proj.) Series 1994, 4% 10/6/23, LOC BMO Harris Bank NA, LOC Northern Trust Co., VRDN (c)	5,500	5,500
Illinois Fin. Auth.:
Series 2021 C, 4.08% 10/6/23, LOC Barclays Bank PLC, VRDN (c)	23,800	23,800
Series 2021 D, 3.95% 10/6/23, VRDN (c)	12,000	12,000
Series 2021 E, 4.05% 10/6/23, VRDN (c)	9,780	9,780
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 3.94% 10/6/23, LOC PNC Bank NA, VRDN (c)	15,100	15,100
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 3.9% 10/6/23, LOC TD Banknorth, NA, VRDN (c)	11,940	11,940
Series 2008 B, 3.9% 10/6/23, LOC TD Banknorth, NA, VRDN (c)	21,100	21,100
(Richard H. Driehaus Museum Proj.) Series 2005, 4.15% 10/6/23, LOC Northern Trust Co., VRDN (c)	3,800	3,800
Series 2009 E2, 4% 10/6/23, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,000	5,000
Series 2011 B, 3.85% 10/6/23, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	21,360	21,360
FHLMC Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 3.87% 10/6/23, LOC Freddie Mac, VRDN (c)	25,750	25,750
TOTAL ILLINOIS		159,730
Indiana - 2.0%
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 3.75% 10/6/23, LOC Mizuho Bank Ltd., VRDN (c)	22,500	22,500
Series 2005, 4.25% 10/6/23, LOC Rabobank Nederland New York Branch, VRDN (c)	11,500	11,500
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 4.2% 10/6/23, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	27,450	27,450
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.):
Series 2008 E4, 4.1% 10/6/23, VRDN (c)	12,185	12,185
Series 2008 E8, 3.75% 10/6/23, VRDN (c)	10,350	10,350
(Trinity Health Cr. Group Proj.) Series 2008 D1, 3.98% 10/6/23, VRDN (c)	40,815	40,815
Series 2008 E7, 4.15% 10/6/23, VRDN (c)	13,500	13,500
Indiana Health Facility Fing. Auth. Rev. Series 2003 E6, 4.1% 10/6/23, VRDN (c)	4,515	4,515
TOTAL INDIANA		142,815
Iowa - 1.4%
Iowa Fin. Auth. Econ. Dev. Rev.:
Series 2009 A, 4.01% 10/6/23, VRDN (c)	11,700	11,700
Series 2011 A, 4.01% 10/6/23, VRDN (c)	30,100	30,100
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 4.01% 10/6/23, VRDN (c)	13,800	13,800
Iowa Fin. Auth. Midwestern Disaster Area Rev. (Archer-Daniels-Midland Co. Proj.) Series 2012, 3.7% 10/6/23 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	21,820	21,820
Iowa Fin. Auth. Rev. Series 2018 C, 4.05% 10/6/23, LOC JPMorgan Chase Bank, VRDN (c)	21,485	21,485
TOTAL IOWA		98,905
Kansas - 0.7%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 3.9% 10/6/23, VRDN (c)	1,300	1,300
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 4.03% 10/6/23, VRDN (c)	7,600	7,600
Series 2007 B, 4.03% 10/6/23, VRDN (c)	12,500	12,500
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 3.9% 10/6/23, VRDN (c)	4,500	4,500
Series 1994, 3.9% 10/6/23, VRDN (c)	16,400	16,400
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.9% 10/6/23, VRDN (c)	2,300	2,300
(Western Resources, Inc. Proj.) Series 1994, 3.9% 10/6/23, VRDN (c)	5,300	5,300
TOTAL KANSAS		49,900
Kentucky - 0.0%
Louisville & Jefferson County:
Series 2011 A, 4.11% (c)	300	300
Series 2013 C, 4.2% 10/6/23, LOC PNC Bank NA, VRDN (c)	3,005	3,005
TOTAL KENTUCKY		3,305
Louisiana - 1.8%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 4.05% 10/6/23, LOC JPMorgan Chase Bank, VRDN (c)	22,340	22,340
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 3.86% 10/6/23, VRDN (c)	4,850	4,850
Series 2010, 4% 10/6/23, VRDN (c)	16,500	16,500
(Christus Health Proj.) Series 2009 B3, 4.05% 10/6/23, LOC Bank of New York, New York, VRDN (c)	14,390	14,390
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4.2% 10/6/23, VRDN (c)	53,175	53,175
Series 2010 B1, 4.3% 10/6/23, VRDN (c)	5,810	5,810
FHLMC Louisiana Pub. Facilities Auth. Rev. (River View Villas Proj.) Series 2006, 4.16% 10/6/23, LOC Freddie Mac, VRDN (c)	8,885	8,885
TOTAL LOUISIANA		125,950
Massachusetts - 0.2%
Massachusetts Bay Trans. Auth. Series 2000 A2, 3.71% 10/6/23 (Liquidity Facility TD Banknorth, NA), VRDN (c)	7,430	7,430
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2022 A1, 4.12% 10/6/23 (Liquidity Facility TD Banknorth, NA), VRDN (c)	7,900	7,900
TOTAL MASSACHUSETTS		15,330
Michigan - 0.8%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 3.88% 10/6/23, LOC JPMorgan Chase Bank, VRDN (c)	12,030	12,030
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 3.9% 10/6/23 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	19,580	19,580
Michigan Fin. Auth. Rev.:
(Hosp. Proj.) Series 2016 E2, 3.75% (c)	2,450	2,450
Series 2016 E3, 4.15% 10/6/23, VRDN (c)	10,000	10,000
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 4.02% 10/6/23, LOC Bank of Nova Scotia, VRDN (c)	7,660	7,660
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 4.02% 10/6/23, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	6,455	6,455
TOTAL MICHIGAN		58,175
Minnesota - 0.5%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 B, 4.1% 10/6/23, LOC JPMorgan Chase Bank, VRDN (c)	38,215	38,215
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C3, 3.75% 10/6/23, VRDN (c)	26,900	26,900
(Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 3.75% 10/6/23, VRDN (c)	14,145	14,145
TOTAL MISSOURI		41,045
Nebraska - 0.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 C, 4.05% 10/6/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	15,100	15,100
Nevada - 0.3%
Clark County Arpt. Rev.:
Series 2008 D 2B, 3.95% 10/6/23, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	7,450	7,450
Series 2008 D3, 4.1% 10/6/23, LOC Bank of America NA, VRDN (c)	12,680	12,680
TOTAL NEVADA		20,130
New York - 4.8%
New York City Gen. Oblig.:
Series 2010 G4, 4.1% 10/6/23 (Liquidity Facility Barclays Bank PLC), VRDN (c)	23,160	23,160
Series 2013 A5, 3.94% 10/6/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	18,305	18,305
Series 2017 A, 4.06% 10/6/23 (Liquidity Facility Citibank NA), VRDN (c)	38,420	38,420
Series D5, 3.94% 10/6/23, LOC PNC Bank NA, VRDN (c)	28,870	28,870
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000 C, 3.72% 10/6/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	4,200	4,200
Series 2013 AA-1, 3.95% 10/6/23 (Liquidity Facility PNC Bank NA), VRDN (c)	8,390	8,390
Series 2015 BB3, 4.09% 10/6/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	9,620	9,620
Series 2016 AA2, 3.95% 10/6/23 (Liquidity Facility PNC Bank NA), VRDN (c)	25,300	25,300
New York City Transitional Fin. Auth. Rev.:
Series 2014 D4, 3.95% 10/6/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	25,600	25,600
Series 2018 C6, 3.9% 10/6/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	68,375	68,375
New York Hsg. Fin. Agcy. Rev.:
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 3.8% 10/6/23, LOC TD Banknorth, NA, VRDN (c)	24,360	24,360
Series 2010 A:
4.15% 10/6/23, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,300	2,300
4.15% 10/6/23, LOC Landesbank Hessen-Thuringen, VRDN (c)	6,900	6,900
New York Metropolitan Trans. Auth. Rev. Series 2005 E1, 4.1% 10/6/23, LOC Barclays Bank PLC, VRDN (c)	47,710	47,710
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 4.1% 10/6/23, LOC Barclays Bank PLC, VRDN (c)	9,280	9,280
TOTAL NEW YORK		340,790
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1997 2, 4.03% 10/30/23, VRDN (c)(d)	7,300	7,300
North Carolina - 0.5%
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 4.05% 10/6/23, LOC TD Banknorth, NA, VRDN (c)	11,935	11,935
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 3.92% 10/6/23, LOC Cr. Industriel et Commercial, VRDN (c)	21,590	21,590
TOTAL NORTH CAROLINA		33,525
Ohio - 2.8%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 4.05% 10/6/23, LOC Northern Trust Co., VRDN (c)	4,400	4,400
Franklin County Hosp. Facilities Rev.:
Series 2009 A, 4.08% 10/6/23 (Liquidity Facility Barclays Bank PLC), VRDN (c)	15,000	15,000
Series 2009 B, 4.08% 10/6/23 (Liquidity Facility Barclays Bank PLC), VRDN (c)	39,300	39,300
Series 2013 A, 4.15% 10/6/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,255	17,255
Series 2018 C, 4.05% 10/6/23, VRDN (c)	10,400	10,400
Hamilton County Hosp. Facilities Rev. Series 2018 AA, 4.08% 10/6/23, VRDN (c)	13,795	13,795
Montgomery County Hosp. Rev. Series 2019 B, 3.94% 10/6/23, LOC PNC Bank NA, VRDN (c)	40,970	40,970
Ohio Higher Edl. Facility Commission Rev. Series 2013 B1, 4.05% 10/6/23, VRDN (c)	5,400	5,400
Ohio Hosp. Facilities Rev. Series 2019 D1, 4.05% 10/6/23, VRDN (c)	7,900	7,900
Ohio Parks & Recreation Cap. Facilities (Parks and Recreation Impt. Fund Projs.) Series 2020 B, 4.05% 10/6/23, VRDN (c)	43,215	43,215
TOTAL OHIO		197,635
Pennsylvania - 1.4%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 4.4% 10/2/23, VRDN (c)	3,400	3,400
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev.:
Series 2020 D, 3.8% 10/6/23, LOC TD Banknorth, NA, VRDN (c)	14,890	14,890
Series 2022 E, 3.8% 10/6/23, LOC TD Banknorth, NA, VRDN (c)	9,125	9,125
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 4% 10/6/23, LOC PNC Bank NA, VRDN (c)	7,400	7,400
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 B, 3.88% 10/6/23, LOC Bank of America NA, VRDN (c)	59,560	59,560
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 4.06% 10/6/23, LOC Fannie Mae, VRDN (c)	4,000	4,000
TOTAL PENNSYLVANIA		98,375
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 4.1% 10/6/23, LOC TD Banknorth, NA, VRDN (c)	12,140	12,140
Texas - 6.5%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 D, 4.11% 10/6/23, VRDN (c)	19,340	19,340
Series 2016 D, 4.11% 10/6/23, VRDN (c)	18,400	18,400
Series 2019 E, 4.1% 10/6/23, VRDN (c)	10,200	10,200
Series 2019 F, 4.11% 10/6/23, VRDN (c)	24,300	24,300
Harris County Hosp. District Rev. Series 2010, 4.01% 10/6/23, LOC JPMorgan Chase Bank, VRDN (c)	6,410	6,410
Houston Util. Sys. Rev.:
Series 2004 B2, 4% 10/6/23, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	28,455	28,455
Series 2004 B3, 4% 10/6/23, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	7,650	7,650
Series 2004 B4, 4% 10/6/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	21,300	21,300
Series 2004 B5, 3.98% 10/6/23 (Liquidity Facility UBS AG), VRDN (c)	67,990	67,990
Series 2004 B6, 4% 10/6/23, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	27,640	27,640
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 3.99% 10/6/23 (TotalEnergies SE Guaranteed), VRDN (c)	700	700
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 4% 10/6/23 (TotalEnergies SE Guaranteed), VRDN (c)	38,600	38,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 3.99% 10/6/23 (TotalEnergies SE Guaranteed), VRDN (c)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 3.99% 10/6/23 (TotalEnergies SE Guaranteed), VRDN (c)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C1, 4.05% 10/6/23, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	13,300	13,300
Series 2008 C3, 4.05% 10/6/23, LOC Bank of Montreal, VRDN (c)	12,910	12,910
Series 2008 C4, 4.05% 10/6/23, LOC Bank of Montreal, VRDN (c)	1,100	1,100
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 4.1% 10/6/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	7,515	7,515
Series 2011 B, 3.95% 10/6/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	15,900	15,900
Series 2012 B, 3.95% 10/6/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	14,310	14,310
Series 2013 B, 3.95% 10/6/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	33,020	33,020
Series 2014 A, 3.95% 10/6/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	32,435	32,435
Series 2015 A, 3.95% 10/6/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	6,700	6,700
Series 2019, 4.05% 10/6/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	47,345	47,345
TOTAL TEXAS		463,820
Utah - 1.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.2% 10/6/23, VRDN (c)	83,500	83,500
Virginia - 0.9%
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2018 C, 4.09% 10/6/23, VRDN (c)	6,425	6,425
Series 2016 C, 4.09% 10/6/23, VRDN (c)	8,975	8,975
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016 B, 3.8% 10/6/23, VRDN (c)	17,200	17,200
Virginia Small Bus. Fin. Auth. Hosp. Rev. Series 2008 A, 3.94% 10/6/23, LOC PNC Bank NA, VRDN (c)	28,600	28,600
TOTAL VIRGINIA		61,200
Washington - 0.5%
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 3.92% 10/6/23, LOC Bank of America NA, VRDN (c)	7,000	7,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 3.9% 10/6/23, LOC Bank of America NA, VRDN (c)	2,515	2,515
FHLMC:
Vancouver Hsg. Auth. Rev. Series 2008, 3.9% 10/6/23, LOC Freddie Mac, VRDN (c)	10,600	10,600
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 4.12% 10/6/23, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	16,200	16,200
TOTAL WASHINGTON		36,315
Wisconsin - 0.6%
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 B, 3.95% 10/6/23 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)	22,600	22,600
Series 2022 B, 3.95% 10/6/23 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)	22,500	22,500
TOTAL WISCONSIN		45,100
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 4.25% 10/6/23, VRDN (c)	4,800	4,800
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.25% 10/6/23, VRDN (c)	2,100	2,100
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.25% 10/6/23, VRDN (c)	11,000	11,000
TOTAL WYOMING		17,900
TOTAL VARIABLE RATE DEMAND NOTE (Cost $2,824,165)		2,824,165

Tender Option Bond - 24.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.1%
Southeast Energy Auth. Coop. Dis Participating VRDN Series XM 11 35, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,000	4,000
Southeast Energy Auth. Rev. Bonds Participating VRDN Series ZL 04 68, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,340	2,340
TOTAL ALABAMA		6,340
Arizona - 0.2%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 4.1% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,050	1,050
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	300	300
Jefferson County Ala Board Ed. Pubs Participating VRDN Series YX 13 19, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,025	2,025
Mesa Util. Sys. Rev. Participating VRDN Series XM 10 12, 4.03% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	6,200	6,200
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,200	1,200
TOTAL ARIZONA		10,775
California - 0.4%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,665	4,665
California State Univ. Rev. Participating VRDN Series 2022 XX 12 63, 4% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,750	3,750
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,015	4,015
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series XX 12 68, 4% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,795	2,795
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN Series XX 12 75, 4% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,685	2,685
Univ. of California Revs. Participating VRDN:
Series 2022 XX 12 58, 4% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,000	2,000
Series Floaters YX 10 98, 4% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,600	7,600
TOTAL CALIFORNIA		27,510
Colorado - 0.3%
Colorado Ctfs. of Prtn. Participating VRDN Series XG 04 26, 4.01% 10/6/23 (Liquidity Facility UBS AG) (c)(e)(f)	2,905	2,905
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series 2022 XM 10 28, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,000	4,000
Series XG 02 51, 4.03% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	720	720
Series XM 08 29, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,400	4,400
Series XM 09 97, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,665	4,665
Series XM 11 24, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,345	2,345
TOTAL COLORADO		19,035
Connecticut - 1.4%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 4.02% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	8,000	8,000
Series Floaters 014, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	28,355	28,355
Series Floaters 016, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	25,000	25,000
Series Floaters YX 10 95, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,000	4,000
Series XM 10 35, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,705	2,705
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series YX 12 91, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,100	8,100
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 4.16%, tender (c)(d)(e)(f)	3,300	3,300
Participating VRDN Series Floaters YX 10 77, 3.8% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	22,560	22,560
TOTAL CONNECTICUT		102,020
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters E 108, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,975	2,975
Series MS 4301, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	10,900	10,900
District of Columbia Income Tax Rev. Participating VRDN Series XM 10 77, 4.01% 10/6/23 (Liquidity Facility UBS AG) (c)(e)(f)	3,750	3,750
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 4.03% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	9,475	9,475
Series XF 09 19, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,355	1,355
Series XG 02 67, 4.03% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	9,710	9,710
TOTAL DISTRICT OF COLUMBIA		38,165
Florida - 1.3%
Broward County Convention Ctr. Bonds Series MS 00 11, 3.83%, tender 11/2/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(d)(e)(f)	15,910	15,910
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series YX 13 17, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,200	5,200
County of Broward Tourist Dev. Tax Rev. Participating VRDN:
Series XL 04 12, 4.06% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	4,000	4,000
Series XL 04 29, 4.09% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	1,415	1,415
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series ZF 09 31, 4.02% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,605	1,605
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series XF 31 00, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,265	4,265
Gainesville Utils. Sys. Rev. Participating VRDN Series YX 12 84, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,815	7,815
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 4.02% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,130	5,130
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 4.03% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	7,400	7,400
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN:
Series XF 30 80, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,000	6,000
Series XM 11 22, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	13,900	13,900
Series XX 12 71, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,000	6,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 03 70, 4.08% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	4,770	4,770
Reedy Creek Impt. District Participating VRDN Series Floater RBC G-75, 3.84% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,700	1,700
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 4.01% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	400	400
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 08 68, 3.97% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	830	830
Tampa Health Sys. Rev. Participating VRDN:
Series 2022 ZF 14 10, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,625	2,625
Series XF 31 46, 4.03% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	2,315	2,315
TOTAL FLORIDA		91,280
Georgia - 1.8%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 07 05, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,200	3,200
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 4.01% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	170	170
Series XX 12 80, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	10,000	10,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series E 155, 4.02% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	30,695	30,695
Series Floaters E 107, 4.03% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	8,400	8,400
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 4.18% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,300	2,300
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 4.08% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,500	1,500
Georgia Gen. Oblig. Participating VRDN Series 2023 D7, 4% 10/6/23 (Liquidity Facility Citibank NA) (c)(e)(f)	9,375	9,375
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 28 47, 3.69% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,625	8,625
Series XF 31 06, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,085	8,085
Series XG 04 70, 4.03% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,800	3,800
Main Street Natural Gas, Inc. Participating VRDN:
Series Floaters XF 07 51, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	27,135	27,135
Series XF 16 01, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,900	4,900
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 4.03% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	4,710	4,710
Private Colleges & Univs. Auth. Rev. Participating VRDN Series XF 07 07, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,600	1,600
TOTAL GEORGIA		124,495
Hawaii - 0.0%
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,590	3,590
Illinois - 3.1%
Chicago Board of Ed. Participating VRDN:
Series Floaters XG 02 17, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,625	5,625
Series XG 04 69, 4.04% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,260	3,260
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,545	2,545
Series 2022 XF 30 45, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	31,330	31,330
Series Floaters XL 01 05, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,000	4,000
Series XX 12 64, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	11,580	11,580
Series XX 12 65, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,660	2,660
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,160	3,160
Chicago Transit Auth. Participating VRDN Series XL 01 45, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	10,685	10,685
Illinois Fin. Auth. Participating VRDN Series XG 04 31, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,500	3,500
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 4.08% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,745	4,745
Series 17 XM 0492, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	12,265	12,265
Series 2022 ZL 03 54, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	2,500	2,500
Series Floaters 017, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	18,800	18,800
Series XF 07 11, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	9,900	9,900
Series XF 15 40, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,500	2,500
Series YX 12 26, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,575	4,575
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 4.02% 10/5/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,990	2,990
Series Floaters XL 00 54, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,000	7,000
Series XF 10 10, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	10,595	10,595
Series XL 02 60, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,400	7,400
Series XM 07 59, 4.03% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,425	1,425
Series XM 10 48, 4.03% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	4,500	4,500
Series XM 10 49, 4.03% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	9,200	9,200
Series XX 11 41, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,800	1,800
Illinois Hsg. Dev. Auth. Participating VRDN Series 2023, 4.01% 10/6/23 (Liquidity Facility Citibank NA) (c)(e)(f)	2,500	2,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 4.04% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,665	2,665
Series Floaters XF 27 67, 4.04% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	9,600	9,600
Series Floaters ZF 03 73, 4.04% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	9,525	9,525
Series XF 15 33, 4.04% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,700	2,700
Series XM 00 78, 4.03% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,180	5,180
Series XM 04 75, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,695	4,695
Series ZL 03 32, 4.04% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,310	1,310
JPMorgan Chase Bank Participating VRDN Series ZF 13 88, 4.04% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,000	2,000
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 4.1% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,120	2,120
TOTAL ILLINOIS		220,835
Indiana - 0.1%
Indiana Fin. Auth. Health Facilities Rev. Participating VRDN Series XF 15 69, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,000	4,000
Iowa - 0.1%
Iowa Fin. Auth. Single Family Mtg. Participating VRDN Series XG 05 22, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,250	4,250
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series YX 12 23, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,400	5,400
Kentucky - 0.4%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 4.08% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(e)(f)	4,500	4,500
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XX 11 24, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	9,910	9,910
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,195	5,195
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 3.85% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,600	5,600
TOTAL KENTUCKY		25,205
Louisiana - 1.1%
Louisiana Pub. Facilities Auth. Lease Rev. Participating VRDN Series XM 08 56, 3.82% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,500	7,500
Louisiana Pub. Facilities Auth. Rev. Participating VRDN:
Series Floater BAML 5041 D1, 4.57% 10/2/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	12,745	12,745
Series YX 12 95, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,605	8,605
Louisiana Stadium and Exposition District Participating VRDN Series XF 15 56, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,000	3,000
RIB Floater Trust Various States Participating VRDN Series Floater 2023, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	46,400	46,400
TOTAL LOUISIANA		78,250
Maryland - 0.2%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 4.18%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	700	700
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series Floaters XG 02 16, 4.02% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,605	2,605
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 4.02% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	12,020	12,020
TOTAL MARYLAND		15,325
Michigan - 0.7%
Holly Area School District Participating VRDN Series XG 04 86, 4.03% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	6,755	6,755
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 4.08% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,010	1,010
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XM 04 65, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	10,635	10,635
Series XG 05 03, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,635	6,635
Michigan Fin. Auth. Rev. Participating VRDN:
Series XF 07 82, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,730	3,730
Series XG 04 33, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	9,425	9,425
Series XM 04 72, 4.01% 10/6/23 (Liquidity Facility Citibank NA) (c)(e)(f)	2,000	2,000
Series ZF 30 32, 4.01% 10/6/23 (Liquidity Facility UBS AG) (c)(e)(f)	2,560	2,560
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series XF 15 81, 4.03% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,400	2,400
Series XL 04 67, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,000	2,000
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 3.96% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,900	1,900
TOTAL MICHIGAN		49,050
Minnesota - 0.0%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Participating VRDN Series XG 05 23, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,000	2,000
Missouri - 1.4%
Kansas City Spl. Oblig. Participating VRDN:
Series XG 03 61, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,090	6,090
Series YX 11 93, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	9,115	9,115
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 4.03% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	22,500	22,500
Missouri Health & Edl. Facilities Rev.:
Bonds Series 2023 G 121, 4.18%, tender 12/1/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,320	3,320
Participating VRDN:
Series Floaters 14, 3.83% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	46,310	46,310
Series Floaters C17, 4.02% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,200	5,200
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 4.01% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	6,000	6,000
TOTAL MISSOURI		98,535
Nebraska - 0.2%
Central Plains Energy Proj. Rev. Participating VRDN Series 2022 ZL 03 01, 4.03% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,000	2,000
Univ. of Nebraska Facilities Corp. Participating VRDN Series XL 04 15, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	9,180	9,180
TOTAL NEBRASKA		11,180
Nevada - 0.4%
Clark County Fuel Tax Participating VRDN Series Floaters XF 25 80, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	15,725	15,725
Clark County Hwy. Impt. Rev. Participating VRDN Series XG 04 94, 4.01% 10/6/23 (Liquidity Facility UBS AG) (c)(e)(f)	3,995	3,995
Clark County School District Participating VRDN Series XF 14 73, 4.1% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,395	2,395
Clark County Wtr. Reclamation District Participating VRDN Series XF 15 85, 4.01% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	6,400	6,400
TOTAL NEVADA		28,515
New Jersey - 0.4%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,400	3,400
Series YX 12 87, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,725	2,725
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 10 96, 4.03% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	7,500	7,500
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,115	8,115
Series YX 12 68, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,800	5,800
TOTAL NEW JERSEY		27,540
New Mexico - 0.0%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 3.93% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,475	3,475
New York - 2.1%
New York City Gen. Oblig. Participating VRDN:
Series 15 ZF0197, 4.01% (c)(e)(f)	2,500	2,500
Series Floaters E87, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	8,200	8,200
Series Floaters E88, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,000	2,000
Series Floaters XM 07 06, 3.94% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,900	1,900
Series XF 13 08, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,520	2,520
Series XF 13 27, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,000	4,000
Series XX 12 31, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters E 129, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	22,800	22,800
Series XF 13 36, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,200	6,200
Series XF 30 66, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,500	2,500
Series XF 30 71, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,670	2,670
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Floaters XF 07 17, 4.01% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,925	4,925
New York Dorm. Auth. Rev. Bonds Series MS 00 09, 4.13%, tender 10/26/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,200	4,200
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 28 78, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,000	3,000
Series XF 30 00, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	40,805	40,805
Triborough Bridge & Tunnel Auth. Participating VRDN:
Series 2022 XM 09 75, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	10,400	10,400
Series XF 13 32, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	32,625	32,625
TOTAL NEW YORK		152,245
New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Participating VRDN Series Floaters XF 06 97, 4.01% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,925	1,925
Non-State Specific - 0.1%
Monroeville Fin. Auth. UPMC Rev. Participating VRDN Series YX 11 85, 3.99% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,550	6,550
North Carolina - 0.3%
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 4.01% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,500	3,500
Series XF 16 03, 0% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,940	2,940
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series YX 13 16, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	10,800	10,800
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series XF 13 52, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,500	2,500
TOTAL NORTH CAROLINA		19,740
Ohio - 0.8%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	8,010	8,010
Series Floaters XF 25 16, 4.07% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	3,600	3,600
Berea Ohio City School District Participating VRDN Series RBC G 54, 3.83% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,400	2,400
Brunswick Ohio City School District Participating VRDN Series XF 15 47, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,750	2,750
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 4.08% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	955	955
Cuyahoga County Hosp. Rev. Participating VRDN Series Floater BAML 23 5043, 4.06% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,900	2,900
Franklin County Hosp. Facilities Rev. Participating VRDN Series XG 05 07, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,810	2,810
Hamilton County Hosp. Facilities Rev. Participating VRDN:
Series XG 04 22, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,535	2,535
Series XG 05 25, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	6,775	6,775
Montgomery County Hosp. Rev. Participating VRDN Series Floaters E 132, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	14,685	14,685
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series XF 31 14, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	2,875	2,875
Ohio Hosp. Rev. Participating VRDN Series C18, 4.02% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,100	2,100
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN:
Series Floaters XF 27 11, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,955	3,955
Series XF 31 45, 4.01% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	3,200	3,200
TOTAL OHIO		59,550
Oklahoma - 0.1%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	5,450	5,450
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series E 140, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,300	3,300
TOTAL OKLAHOMA		8,750
Oregon - 0.2%
Beaverton School District Participating VRDN Series 2022 XF 14 19, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,230	6,230
Multnomah County School District #1J Portland Participating VRDN Series XF 15 30, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	10,135	10,135
TOTAL OREGON		16,365
Pennsylvania - 0.9%
Commonwealth Fing. Auth. Tobacco Participating VRDN:
Series XL 00 60, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,150	3,150
Series XX 10 80, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,800	1,800
Cumberland County Muni. Auth. Rev. Participating VRDN Series YX 12 73, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,985	5,985
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series XG 04 68, 4.01% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	6,760	6,760
Series XM 08 87, 4.18% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,125	2,125
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series BAML 23 50 39, 4.06% 11/3/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,900	2,900
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 4.01% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	7,840	7,840
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,700	2,700
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series XM 10 08, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	835	835
Series XX 10 44, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,365	6,365
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series 2017, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,320	6,320
Series Floaters XF 07 19, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,000	2,000
Series XF 16 06, 4.03% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,400	4,400
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,320	4,320
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN Series 2022 XG 04 12, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,115	3,115
TOTAL PENNSYLVANIA		60,615
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 4.01% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	2,865	2,865
South Carolina - 1.0%
Lancaster County School District Participating VRDN Series XF 25 28, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	9,415	9,415
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series XF 15 31, 4.03% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,635	4,635
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	22,815	22,815
Series XF 15 48, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,000	3,000
Series YX 12 69, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,000	4,000
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 4.18%, tender (c)(d)(e)(f)	1,790	1,790
Participating VRDN Series Floaters XM 06 91, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	27,035	27,035
TOTAL SOUTH CAROLINA		72,690
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series 2022 XF 14 09, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,625	5,625
Tennessee - 0.2%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,700	6,700
Series Floaters XG 01 94, 4.02% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,535	5,535
Metropolitan Govt. Nashville & Davidson County Sports Auth. Rev. Participating VRDN Series XG 05 17, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,000	2,000
Tennessee Gen. Oblig. Participating VRDN Series XF 08 04, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,690	1,690
TOTAL TENNESSEE		15,925
Texas - 2.6%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 4.01% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	6,600	6,600
Austin Elec. Util. Sys. Rev. Participating VRDN Series XF 31 12, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,000	8,000
Crowley Independent School Dis Participating VRDN Series XG 05 13, 4.01% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,000	2,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XF 27 28, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,395	6,395
Denton Independent School District Participating VRDN:
Series XF 15 52, 4.03% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,000	4,000
Series XF 31 28, 4% 10/6/23 (Liquidity Facility UBS AG) (c)(e)(f)	4,000	4,000
Series XF 31 39, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,000	6,000
El Paso Wtr. & Swr. Rev. Bonds:
Series 2022 MS 00 10, 4.15%, tender 10/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	11,800	11,800
Series G 124, 4.18%, tender 3/1/24 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)(g)	2,305	2,305
Forney Independent School District Participating VRDN Series 2022 XL 03 62, 4.01% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,120	3,120
Goose Creek Consolidated Independent School District Participating VRDN Series XM 10 56, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,750	3,750
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	8,430	8,430
Katy Independent School District Participating VRDN Series XF 31 16, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,000	8,000
Lamar Consolidated Independent School District Participating VRDN:
Series XF 15 67, 4.03% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,350	2,350
Series XF 31 31, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,000	7,000
New Braunfels Independent School District Participating VRDN Series 2022 XM 10 63, 4.01% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,250	1,250
New Hope Cultural Ed. Facilities Fin. Corp. Participating VRDN Series Floaters XF 07 10, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,985	3,985
North Ft. Bend Wtr. Auth. Participating VRDN Series 2022 XF 30 23, 4.01% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	7,620	7,620
Northwest Independent School District Participating VRDN Series XF 15 76, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,550	4,550
Red Oak Independent School District Participating VRDN Series XG 05 12, 4.01% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,385	3,385
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series XF 14 47, 4.01% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,000	2,000
Series XF 31 36, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,605	6,605
Spring Tex Independent School District Participating VRDN Series XF 30 89, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,630	4,630
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,000	2,000
Series E 141, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	10,320	10,320
Series XL 03 60, 4.01% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	2,745	2,745
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series 2021 E1 50, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,000	4,000
Series Floaters XM 06 98, 4.02% 10/6/23 (Liquidity Facility UBS AG) (c)(e)(f)	2,785	2,785
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series 2022 XM 1066, 4% 10/6/23 (Liquidity Facility Citibank NA) (c)(e)(f)	9,380	9,380
Series Floaters XF 07 13, 4.01% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,400	4,400
Series Floaters XF 25 57, 4.03% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	5,600	5,600
Series Floaters XF 27 30, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,310	4,310
Series Floaters XG 02 11, 4.01% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	10,000	10,000
Series XM 10 82, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,000	5,000
Waxahachie Independent School District Participating VRDN Series XF 15 53, 4.03% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,560	4,560
Ysleta Tex Independent School District Participating VRDN Series XF 13 38, 4.01% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,000	2,000
TOTAL TEXAS		184,875
Utah - 0.0%
Utah County Hosp. Rev. Participating VRDN Series XM 10 03, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,435	2,435
Virginia - 0.6%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,200	4,200
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	7,678	7,678
Hampton Roads Trans. Accountability Commission Participating VRDN Series ZL 02 67, 4.01% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	2,250	2,250
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C20, 4.02% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,000	5,000
Roanoke Econ. Dev. Authority. Participating VRDN Series 20 XG 02 97, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,395	1,395
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 4.08% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(e)(f)	7,835	7,835
Univ. of Virginia Gen. Rev. Participating VRDN Series XG 04 08, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,375	3,375
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	6,035	6,035
Williamsburg Econ. Dev. Participating VRDN Series XF 15 46, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,050	4,050
TOTAL VIRGINIA		41,818
Washington - 1.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev.:
Bonds Series G 123, 4.18%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	1,560	1,560
Participating VRDN Series XM 11 01, 3.99% 10/6/23 (Liquidity Facility Citibank NA) (c)(e)(f)	4,200	4,200
CommonSpirit Health Participating VRDN Series XF 1017, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,000	6,000
Multicare Health Sys. Participating VRDN Series E 153, 4.01% 10/6/23 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	20,940	20,940
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	19,715	19,715
Series XG 02 87, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,100	2,100
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 4.08% 10/4/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,225	7,225
Series 2015 XF0150, 4.08% 10/6/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,675	2,675
Series XF 15 14, 4.03% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,015	4,015
Series XF 30 62, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,300	1,300
Series XG 04 75, 4.03% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,790	2,790
Series XG 04 81, 4.03% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	3,905	3,905
Series YX 12 10, 4.08% 10/6/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,590	4,590
TOTAL WASHINGTON		81,015
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series XF 15 37, 4.03% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	5,525	5,525
Wisconsin - 0.5%
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series XL 02 96, 4.01% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,000	4,000
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,820	6,820
Series Floaters XF 25 41, 4.01% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	10,000	10,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series BAML 50 35, 4.55% 10/2/23 (Liquidity Facility Bank of America NA) (c)(e)(f)	11,790	11,790
TOTAL WISCONSIN		32,610
TOTAL TENDER OPTION BOND (Cost $1,767,893)		1,767,893

Other Municipal Security - 18.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Bonds Series 2013 B, 5.75% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	225	225
Alabama - 0.7%
Black Belt Energy Gas District Bonds Series 2018 A, 4%, tender 11/30/23 (c)	31,935	31,934
Huntsville Health Care Auth. Rev. Series 2023, 3.51% 11/9/23, CP	20,200	20,200
TOTAL ALABAMA		52,134
Alaska - 0.1%
Anchorage Gen. Oblig. TAN Series 2023, 4.25% 12/15/23	7,925	7,940
Arizona - 0.1%
Arizona Indl. Dev. Auth. Hosp. Rev. Bonds Series 2021 A, 5% 2/1/24	1,300	1,305
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2017 D, 5% 7/1/24	425	429
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2023 C, 3.48% 10/3/23, CP	4,900	4,900
TOTAL ARIZONA		6,634
Colorado - 0.1%
Colorado Ctfs. of Prtn. Bonds:
Series 2020 A, 5% 12/15/23	1,165	1,167
Series 2021 A, 5% 12/15/23	1,490	1,494
Colorado Ed. Ln. Prog. TRAN Series 2023 A, 5% 6/28/24	415	419
Colorado Health Facilities Auth. Rev. Bonds Series 2013 A, 5.75% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	615	617
Denver City & County Arpt. Rev. Bonds Series 2016 A, 5% 11/15/23	655	656
TOTAL COLORADO		4,353
Connecticut - 0.6%
Connecticut Gen. Oblig. Bonds Series 2013 A, 5% 10/15/23 (Escrowed to Maturity)	5,355	5,358
Danbury Gen. Oblig. BAN Series 2023, 5% 1/24/24	22,200	22,290
Stratford Gen. Oblig. BAN Series 2023, 4.5% 10/3/23	14,385	14,386
TOTAL CONNECTICUT		42,034
District Of Columbia - 0.2%
District of Columbia Gen. Oblig. Bonds Series 2019 A, 5% 10/15/23	530	530
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2013 A:
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	6,860	6,860
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	3,500	3,500
TOTAL DISTRICT OF COLUMBIA		10,890
Florida - 0.8%
Broward County Arpt. Sys. Rev. Bonds Series 2013 C:
5.25% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	7,300	7,300
5.25% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	655	655
Broward County School Board Ctfs. of Prtn. Bonds Series 2015 A, 5% 7/1/24	1,295	1,306
Florida Local Govt. Fin. Cmnty. Series 2023 A1:
3.6% 10/4/23, LOC JPMorgan Chase Bank, CP	14,600	14,600
3.65% 11/2/23, LOC JPMorgan Chase Bank, CP	9,600	9,600
Martin County Health Facilities Bonds Series 2015, 5% 11/15/23 (Escrowed to Maturity)	1,000	1,002
Miami-Dade County Bonds Series 2013 A:
5.5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	4,455	4,455
5.75% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	1,500	1,500
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series 2015 A, 5% 5/1/24	4,000	4,023
Miami-Dade County Wtr. & Swr. Rev. Bonds Series 2013 B, 5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	5,000	5,000
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 4.28%, tender 4/26/24 (c)(g)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 4.23%, tender 4/26/24 (c)(g)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 4.28%, tender 4/26/24 (c)(g)	5,300	5,300
TOTAL FLORIDA		59,541
Georgia - 0.1%
Atlanta Wtr. & Wastewtr. Rev. Bonds Series 2013 B, 5% 11/1/23	700	701
Cobb County School District TAN Series 2023, 4% 12/14/23	790	790
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (c)	2,000	2,010
Fulton County Gen. Oblig. TAN Series 2023, 5% 12/29/23	1,470	1,475
Houston County Hosp. Auth. Rev. Bonds Series 2016 B, 5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100) (c)	2,500	2,500
TOTAL GEORGIA		7,476
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2016 FH, 5% 10/1/23	1,400	1,400
Honolulu City & County Gen. Oblig. Bonds Series 2015 A, 5% 10/1/23	1,000	1,000
TOTAL HAWAII		2,400
Illinois - 1.2%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Bonds:
Series 2016 B, 5% 12/1/23	2,370	2,375
Series 2021 C, 5% 12/1/23	1,975	1,977
Cook County Gen. Oblig. Bonds:
Series 2013 B, 5% 11/15/23	1,000	1,002
Series 2016 A, 5% 11/15/23	725	726
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 4.31%, tender 4/26/24 (c)(g)	600	600
Series 2016 A, 5% 8/15/24 (Escrowed to Maturity)	2,185	2,211
Series 2016 C, 5% 2/15/24	3,925	3,944
Illinois Gen. Oblig. Bonds:
Series 2014, 5% 2/1/24	400	401
Series 2016:
5% 2/1/24	5,300	5,314
5% 6/1/24	1,975	1,989
Series 2017 B, 5% 12/1/23	1,000	1,002
Series 2017 D, 5% 11/1/23	25,405	25,423
Series 2018 A:
4% 5/1/24	660	661
5% 10/1/23	2,000	2,000
Series 2021 A, 5% 3/1/24	2,250	2,261
Series 2021 C, 4% 3/1/24	2,900	2,904
Series 2022 A, 5% 3/1/24	2,475	2,488
Series 2022 B, 5% 3/1/24	1,150	1,155
Series 2023 C, 5% 5/1/24	1,125	1,134
Series 2023 D, 5% 7/1/24	1,500	1,514
Illinois Hsg. Dev. Auth. Bonds Series 2023 G, 3.5%, tender 6/4/24 (c)	18,600	18,600
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Bonds:
Series 2014 D, 5% 1/1/24	4,800	4,811
Series 2018 A, 5% 1/1/24	775	776
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 2013, 7.125% 11/1/23 (Pre-Refunded to 11/1/23 @ 100)	2,570	2,577
TOTAL ILLINOIS		87,845
Kansas - 0.1%
Wichita Gen. Oblig. BAN:
Series 2023 312, 5% 10/13/23	7,100	7,104
Series 310, 5% 10/13/23	1,000	1,000
TOTAL KANSAS		8,104
Kentucky - 0.3%
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds Series 2021 A, 5% 11/1/23	2,410	2,412
Kentucky State Property & Buildings Commission Rev. Bonds:
Series 2013 A:
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	1,250	1,250
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	2,155	2,155
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	2,100	2,100
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	2,500	2,500
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	3,100	3,100
Series 2015, 5% 8/1/24	1,850	1,870
Series B, 5% 8/1/24	2,645	2,674
TOTAL KENTUCKY		18,061
Massachusetts - 0.6%
Ashland Gen. Oblig. BAN Series 2023, 5% 10/10/24 (h)	8,788	8,888
Boston Wtr. & Swr. Commission Rev. Series 2023 A, 3.53% 11/14/23, LOC TD Banknorth, NA, CP	19,600	19,600
Chicopee Gen. Oblig. BAN Series 2023, 5% 6/13/24	3,929	3,962
Scituate Gen. Oblig. BAN Series 2023, 4.5% 12/15/23	5,565	5,573
Southbridge BAN Series 2023, 5% 5/31/24	5,000	5,042
TOTAL MASSACHUSETTS		43,065
Michigan - 0.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 4.23%, tender 4/26/24 (c)(g)	2,815	2,815
Michigan Bldg. Auth. Rev. Series 2023, 3.48% 10/5/23, LOC JPMorgan Chase Bank, CP	25,600	25,600
Michigan Fin. Auth. Rev. Bonds Series 2022 A, 5% 4/15/24	490	493
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Bonds Series 2014 D, 5% 3/1/24 (Pre-Refunded to 3/1/24 @ 100)	410	411
Univ. of Michigan Rev. Series 2023 L1, 3.5% 10/4/23, CP	8,400	8,400
TOTAL MICHIGAN		37,719
Minnesota - 0.5%
Minneapolis Gen. Oblig. Bonds Series 2023, 5.5% 12/1/23 (h)	17,020	17,068
Minnesota Gen. Oblig. Bonds Series 2013 E, 5% 10/1/23	1,575	1,575
Univ. of Minnesota Gen. Oblig. Series 2023, 3.62% 10/10/23, CP	17,400	17,400
TOTAL MINNESOTA		36,043
Montana - 0.0%
Montana Board of Regents Higher Ed. Rev. Bonds Series 2013 A, 5% 11/15/23 (Pre-Refunded to 11/15/23 @ 100)	500	501
Nebraska - 0.4%
Omaha Pub. Pwr. District Elec. Rev.:
Series 2023 A:
3.35% 10/3/23, CP	4,200	4,200
3.42% 10/10/23, CP	4,950	4,950
3.65% 12/6/23, CP	5,750	5,750
3.75% 11/28/23, CP	9,700	9,700
Series 2023, 3.7% 11/28/23, CP	6,200	6,200
TOTAL NEBRASKA		30,800
Nevada - 0.0%
Clark County School District Bonds:
Series 2016 A, 5% 6/15/24	400	404
Series 2020 A, 3% 6/15/24	575	572
TOTAL NEVADA		976
New Jersey - 2.5%
Beachwood BAN Series 2023 A, 5% 2/28/24	4,700	4,726
Bergen County Impt. Auth. Rev. Bonds Series 2023, 4.5% 5/31/24 (Bergen County Gen. Oblig. Guaranteed)	15,800	15,902
Branchburg Township BAN Series 2023, 5% 10/10/24 (h)	6,300	6,368
Brick Township Gen. Oblig. BAN Series 2023, 5% 6/12/24	11,233	11,335
East Brunswick Township Gen. Oblig. BAN Series 2023, 5% 7/17/24	24,500	24,769
Florence Township BAN Series 2023, 5% 5/31/24	6,782	6,848
Jefferson Township Gen. Oblig. BAN Series 2023, 5% 6/14/24	4,800	4,840
Monroe Township Middlesex County Gen. Oblig. BAN Series 2023, 5% 6/4/24	14,525	14,662
New Jersey Econ. Dev. Auth. Bonds:
(Portal North Bridge Proj.) Series 2022 A, 5% 11/1/23	630	630
Series 2023 RRR, 5% 3/1/24	10,200	10,267
New Jersey Sports & Exposition Auth. Contract Rev. Bonds Series 2018 A, 5% 9/1/24	500	506
New Jersey Trans. Trust Fund Auth. Bonds Series 2010 D, 5.25% 12/15/23	275	276
Tenafly BAN Series 2023, 4.25% 5/24/24	7,100	7,138
Union County Gen. Oblig. BAN Series 2023, 5% 6/14/24	48,400	48,869
Wood-Ridge Gen. Oblig. BAN Series 2023, 5.5% 2/27/24	3,000	3,022
Woolwich Township BAN Series 2023, 5% 5/23/24	17,202	17,389
TOTAL NEW JERSEY		177,547
New York - 1.0%
Hempstead Town Gen. Oblig. BAN Series 2023, 5% 5/24/24	8,807	8,897
Horseheads Central School District BAN Series 2023, 4.75% 6/21/24	11,451	11,542
Lancaster Central School District BAN Series 2023, 5% 6/7/24	12,540	12,647
Saratoga County Gen. Oblig. BAN Series 2023, 5% 9/20/24	26,275	26,599
Webster Town BAN Series 2023, 5% 8/28/24	11,300	11,428
TOTAL NEW YORK		71,113
North Carolina - 0.2%
East Carolina Univ. Univ. Rev. Bonds Series 2014 A:
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	1,000	1,000
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	1,000	1,000
5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	1,305	1,305
North Carolina Med. Care Commission Retirement Facilities Rev. Bonds Series 2017 A, 5% 10/1/23 (Pre-Refunded to 10/1/23 @ 103)	1,550	1,597
North Carolina Tpk. Auth. Triangle Expressway Sys. Bonds Series 2020 C, 5% 2/1/24 (Escrowed to Maturity)	11,315	11,367
TOTAL NORTH CAROLINA		16,269
Ohio - 0.2%
Allen County Hosp. Facilities Rev. Bonds Series 2020 A, 5% 12/1/23	500	501
Montgomery County Rev. Bonds Series 2009 B, 5.25% 11/13/23 (Pre-Refunded to 11/13/23 @ 100)	2,400	2,404
Ohio Gen. Oblig. Bonds Series 2014 R:
5% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	275	277
5% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	820	825
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 2023 B5, 3.55% tender 11/2/23, CP mode	2,945	2,945
Series 2023, 3.65% tender 12/1/23, CP mode	3,750	3,750
Ohio Parks & Recreation Cap. Facilities Bonds (Park and Recreation Impovement Fund Pojects) Series 2020 A, 5% 12/1/23	575	576
Wyoming City School District BAN Series 2023, 5.5% 5/15/24	2,300	2,322
TOTAL OHIO		13,600
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Series 2023 A:
3.37% 10/3/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	17,400	17,400
3.6% 10/3/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,250	2,250
TOTAL OKLAHOMA		19,650
Pennsylvania - 0.2%
Commonwealth Fing. Auth. Rev. Bonds Series 2015 B1, 5% 6/1/24	475	478
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 2023 B1, 3.7% tender 1/18/24, CP mode	11,600	11,600
TOTAL PENNSYLVANIA		12,078
South Carolina - 0.4%
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2023 B, 5% 3/1/24	25,665	25,807
Tennessee - 0.3%
Memphis Gen. Oblig.:
Bonds Series 2014 A, 5% 11/1/23	750	751
Series 2023 A, 3.4% 10/3/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	12,200	12,200
Metropolitan Govt. of Nashville & Davidson County Series 2023, 3.6% 2/7/24, CP	6,200	6,200
TOTAL TENNESSEE		19,151
Texas - 5.3%
Austin Elec. Util. Sys. Rev.:
Series 2023 A:
3.42% 10/3/23 (Liquidity Facility JPMorgan Chase Bank), CP	39,045	39,045
3.46% 10/4/23 (Liquidity Facility JPMorgan Chase Bank), CP	9,600	9,600
Series 2023, 3.57% 10/3/23 (Liquidity Facility JPMorgan Chase Bank), CP	9,800	9,800
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2020 C, 5% 10/1/23	1,690	1,690
El Paso Wtr. & Swr. Rev. Bonds Series 2015, 5% 3/1/24	1,000	1,006
Fort Worth Independent School District Bonds Series 2014, 5% 2/15/24 (Permanent School Fund of Texas Guaranteed) (Pre-Refunded to 2/15/24 @ 100)	1,745	1,754
Frenship Independent School District Bonds Series 2014, 5% 2/15/24 (Pre-Refunded to 2/15/24 @ 100)	2,220	2,232
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2019 A, 5% 12/1/23	315	316
Series 2023 B1, 3.55% tender 10/2/23, CP mode	15,200	15,200
Series 2023 B2, 3.7% tender 12/1/23, CP mode	18,100	18,100
Series 2023 B3, 3.7% tender 1/4/24, CP mode	35,000	35,000
Harris County Gen. Oblig.:
Series 2023 C, 3.47% 10/4/23, LOC Sumitomo Mitsui Banking Corp., CP	2,840	2,840
Series 2023 D, 3.47% 10/4/23 (Liquidity Facility JPMorgan Chase Bank), CP	5,300	5,300
Series 2023, 3.69% 11/2/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,000	3,000
Harris County Metropolitan Trans. Auth. Bonds Series 2017 B, 5% 11/1/23	875	876
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Series 2023 A:
3.55% 10/3/23, CP	6,900	6,900
3.6% 12/5/23, CP	5,000	5,000
3.75% 11/3/23, CP	6,900	6,900
Series 2023, 3.43% 10/17/23, CP	6,900	6,900
Houston Util. Sys. Rev. Bonds:
Series 2014 C, 5% 5/15/24	400	403
Series 2014 D, 5% 11/15/23	3,090	3,094
Pflugerville Independent School District Bonds Series 2014, 4% 2/15/24 (Pre-Refunded to 2/15/24 @ 100)	5,220	5,223
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds:
(Baylor Health Care Sys. Proj.):
Series 2011 B, SIFMA Municipal Swap Index + 0.300% 4.31%, tender 4/26/24 (c)(g)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 4.31%, tender 4/26/24 (c)(g)	2,400	2,400
Series 2020, 5% 12/1/23	380	381
Texas A&M Univ. Rev. Series 2023 B, 3.6% 11/3/23, CP	9,000	9,000
Texas Gen. Oblig. Bonds Series 2018 A, 5% 10/1/23	2,340	2,340
Univ. of Texas Board of Regents Sys. Rev.:
Series 2023 A:
3.47% 11/3/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,300	12,300
3.5% 10/4/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,500	9,500
3.5% 11/2/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,100	12,100
3.55% 10/18/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,300	10,300
3.6% 12/1/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,500	12,500
3.6% 12/5/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,600	12,600
3.68% 10/31/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,800	4,800
3.7% 2/22/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,700	6,700
3.75% 11/10/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,300	12,300
3.8% 12/13/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
Series 2023:
3.55% 10/19/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
3.6% 10/11/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,800	11,800
3.7% 2/14/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,100	12,100
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2023 A:
3.43% 10/12/23, CP	12,400	12,400
3.75% 11/10/23, CP	12,300	12,300
Series 2023, 3.7% 10/6/23, CP	4,900	4,900
TOTAL TEXAS		376,300
Utah - 0.0%
Utah County Hosp. Rev. Bonds:
Series 2018 B2, 5%, tender 8/1/24 (c)	400	402
Series 2020 B1, 5%, tender 8/1/24 (c)	225	227
TOTAL UTAH		629
Virginia - 0.1%
Suffolk Bonds:
Series 2013:
4.5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	1,830	1,832
4.5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	2,100	2,102
4.5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	1,975	1,977
Series 2023, 4.5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	1,900	1,902
TOTAL VIRGINIA		7,813
Washington - 0.2%
Alderwood Wtr. & Wastewtr. D Bonds Series 2013:
4% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	705	705
4% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	795	795
4% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	765	765
4.5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	935	936
4.5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	860	861
Port of Seattle Rev. Bonds Series 2021 A, 5% 12/1/23	3,600	3,608
Univ. of Washington Univ. Revs. Series 2023, 3.5% 10/16/23, CP	9,000	9,000
TOTAL WASHINGTON		16,670
Wisconsin - 1.5%
Madison Metropolitan School District TRAN Series 2023, 5% 9/3/24 (h)	15,100	15,257
Wisconsin Clean Wtr. Rev. Bonds Series 2015 1, 5% 6/1/24 (Pre-Refunded to 6/1/24 @ 100)	2,500	2,517
Wisconsin Gen. Oblig.:
Bonds Series 2022 3, 5% 11/1/23	835	836
Series 2023:
3.45% 10/3/23, CP	30,600	30,600
3.45% 4/29/24, CP	15,600	15,600
3.55% 4/9/24, CP	13,254	13,254
3.55% 4/9/24, CP	23,408	23,408
Wisconsin Health & Edl. Facilities Bonds Series 2013 B2, 4% 11/15/23	850	850
TOTAL WISCONSIN		102,322
TOTAL OTHER MUNICIPAL SECURITY (Cost $1,315,690)		1,315,690

Investment Company - 15.8%
	Shares	Value ($) (000s)
Fidelity Tax-Free Cash Central Fund 4.42% (i)(j) (Cost $1,121,811)	1,121,407	1,121,811

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $7,029,559)	7,029,559
NET OTHER ASSETS (LIABILITIES) - 1.0%	68,323
NET ASSETS - 100.0%	7,097,882

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,770,000 or 0.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,865,000 or 0.5% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Baltimore Proj. Rev. Bonds Series Floaters G 28, 4.18%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada)	1/03/23	700

Broward County Convention Ctr. Bonds Series MS 00 11, 3.83%, tender 11/2/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	1/19/23	15,910

Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 4.18%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	1,560

Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 4.16%, tender 10/5/23 (Liquidity Facility Royal Bank of Canada)	4/01/21 - 12/20/22	3,300

El Paso Wtr. & Swr. Rev. Bonds Series G 124, 4.18%, tender 3/1/24 (Liquidity Facility Royal Bank of Canada)	9/01/23	2,305

Port Auth. of New York & New Jersey Series 1997 2, 4.03% 10/30/23, VRDN	7/15/20	7,300

South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 4.18%, tender 10/5/23 (Liquidity Facility Royal Bank of Canada)	4/01/21 - 6/01/23	1,790

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 4.42%	440,577	2,402,545	1,721,311	10,948	-	-	1,121,811	77.6%
Total	440,577	2,402,545	1,721,311	10,948	-	-	1,121,811

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Tax-Exempt Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,907,748)	$5,907,748
Fidelity Central Funds (cost $1,121,811)	1,121,811

Total Investment in Securities (cost $7,029,559)		$7,029,559
Cash		10,021
Receivable for investments sold		20,198
Receivable for fund shares sold		119,266
Interest receivable		38,461
Distributions receivable from Fidelity Central Funds		2,752
Prepaid expenses		9
Receivable from investment adviser for expense reductions		198
Other receivables		90
Total assets		7,220,554
Liabilities
Payable for investments purchased
Regular delivery	$22,955
Delayed delivery	47,580
Payable for fund shares redeemed	46,770
Distributions payable	4,047
Accrued management fee	794
Distribution and service plan fees payable	4
Other affiliated payables	388
Other payables and accrued expenses	134
Total Liabilities		122,672
Net Assets		$7,097,882
Net Assets consist of:
Paid in capital		$7,097,380
Total accumulated earnings (loss)		502
Net Assets		$7,097,882

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($7,057,138 ÷ 7,052,378 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($15,437 ÷ 15,428 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($3,501 ÷ 3,500 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($21,806 ÷ 21,789 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended September 30, 2023 (Unaudited)
Investment Income
Interest		$97,913
Income from Fidelity Central Funds		10,948
Total Income		108,861
Expenses
Management fee	$4,473
Transfer agent fees	1,917
Distribution and service plan fees	22
Accounting fees and expenses	269
Custodian fees and expenses	30
Independent trustees' fees and expenses	10
Registration fees	154
Audit	21
Legal	2
Miscellaneous	13
Total expenses before reductions	6,911
Expense reductions	(1,138)
Total expenses after reductions		5,773
Net Investment income (loss)		103,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(31)
Total net realized gain (loss)		(31)
Net increase in net assets resulting from operations		$103,057
Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,088	$106,876
Net realized gain (loss)	(31)	(61)
Net increase in net assets resulting from operations	103,057	106,815
Distributions to shareholders	(103,071)	(106,820)

Share transactions - net increase (decrease)	785,516	1,847,410
Total increase (decrease) in net assets	785,502	1,847,405

Net Assets
Beginning of period	6,312,380	4,464,975
End of period	$7,097,882	$6,312,380

Financial Highlights
Tax-Exempt Portfolio Class I

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.016	.017	- B	.001	.013	.014
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001	- B
Total from investment operations	.016	.017	- B	.001	.014	.014
Distributions from net investment income	(.016)	(.017)	- B	(.001)	(.013)	(.014)
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.016)	(.017)	- B	(.001)	(.014) C	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.62%	1.72%	.03%	.12%	1.36%	1.40%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.22% H,I	.22%	.22%	.22%	.21%	.22%
Expenses net of fee waivers, if any	.18% H,I	.18%	.10%	.17%	.18%	.18%
Expenses net of all reductions	.18% H,I	.18%	.10%	.17%	.18%	.18%
Net investment income (loss)	3.23% H,I	1.73%	.03%	.13%	1.34%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$7,057	$6,275	$4,457	$4,748	$6,568	$7,113

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

Tax-Exempt Portfolio Class II

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023		2022		2021		2020		2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations
Net investment income (loss) A	.015	.016		- B		.001		.012		.012
Net realized and unrealized gain (loss) B	-	-		-		-		-		-
Total from investment operations	.015	.016		- B		.001		.012		.012
Distributions from net investment income	(.015)	(.016)		- B		(.001)		(.012)		(.012)
Distributions from net realized gain	-	-		-		-		- B		-
Total distributions	(.015)	(.016)		- B		(.001)		(.012)		(.012)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return C,D	1.55%	1.57%		.02%		.06%		1.21%		1.24%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.37% G,H	.37%		.37%		.37%		.36%		.36%
Expenses net of fee waivers, if any	.33% G,H	.33%		.11%		.21%		.33%		.33%
Expenses net of all reductions	.33% G,H	.33%		.11%		.21%		.33%		.33%
Net investment income (loss)	3.08% G,H	1.58%		.01%		.08%		1.19%		1.25%
Supplemental Data
Net assets, end of period (in millions)	$15	$17	$	- I	$	- I	$	- I	$	- I

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount represents less than $500,000.

Tax-Exempt Portfolio Class III

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.015	.015	- B	- B	.011	.011
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.015	.015	- B	- B	.011	.011
Distributions from net investment income	(.015)	(.015)	- B	- B	(.011)	(.011)
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.015)	(.015)	- B	- B	(.011)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.50%	1.46%	.01%	.05%	1.11%	1.14%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.47% G,H	.47%	.48%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43% G,H	.43%	.13%	.23%	.43%	.43%
Expenses net of all reductions	.43% G,H	.43%	.13%	.23%	.43%	.43%
Net investment income (loss)	2.98% G,H	1.48%	(.01)%	.07%	1.09%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$4	$6	$7	$2	$2	$2

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Tax-Exempt Portfolio Select Class

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.016	.017	- B	.001	.013	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.016	.017	- B	.001	.013	.013
Distributions from net investment income	(.016)	(.017)	- B	(.001)	(.013)	(.013)
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.016)	(.017)	- B	(.001)	(.013)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.60%	1.67%	.02%	.09%	1.31%	1.35%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.27% G,H	.27%	.27%	.27%	.26%	.27%
Expenses net of fee waivers, if any	.23% G,H	.23%	.10%	.19%	.23%	.23%
Expenses net of all reductions	.23% G,H	.23%	.10%	.19%	.23%	.23%
Net investment income (loss)	3.18% G,H	1.68%	.03%	.11%	1.29%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$22	$15	$1	$3	$3	$10

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Notes to Financial Statements (Unaudited)
For the period ended September 30, 2023
(Amounts in thousands except percentages)

1. Organization.
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio and Money Market Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Treasury Only Portfolio	$647
Treasury Portfolio	433
Government Portfolio	1,540
Money Market Portfolio	1,048
Tax-Exempt Portfolio	88

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$57,326,600	$-	$-	$-
Treasury Portfolio	58,308,540	-	-	-
Government Portfolio	186,249,859	-	-	-
Money Market Portfolio	112,864,324	-	-	-
Tax-Exempt Portfolio	7,029,559	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Treasury Only Portfolio	$ (455)	$ (61)	$ (516)
Treasury Portfolio	(26)	(168)	(194)
Government Portfolio	(15)	(695)	(710)
Tax-Exempt Portfolio	(16)	-	(16)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio and Treasury Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$1,791	$-
Class III	3,316	-
Class IV	2,127	-
Select Class	311	-
	$7,545	$-
Treasury Portfolio:
Class II	$423	$-
Class III	4,447	-
Class IV	2,353	-
Select Class	66	-
	$7,289	$-
Government Portfolio:
Class II	$1,034	$-
Class III	6,262	-
Select Class	52	-
	$7,348	$-
Money Market Portfolio:
Class II	$67	$-A
Class III	29	-A
Select Class	14	-
	$110	$-A
Tax-Exempt Portfolio:
Class II	$12	$-
Class III	6	-A
Select Class	4	-A
	$22	$-A

A In the amount of less than five hundred dollars

Transfer Agent Fees.  Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$4,049
Class II	717
Class III	796
Class IV	255
Select Class	373
Institutional Class	4,334
$10,524
Treasury Portfolio
Class I	$6,634
Class II	169
Class III	1,067
Class IV	282
Select Class	79
Institutional Class	4,328
$12,559
Government Portfolio
Class I	$12,049
Class II	414
Class III	1,503
Select Class	63
Institutional Class	19,661
$33,690
Money Market Portfolio
Class I	$13,575
Class II	27
Class III	7
Select Class	17
Institutional Class	8,712
$22,338
Tax-Exempt Portfolio
Class I	$1,906
Class II	5
Class III	1
Select Class	5
$1,917

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Treasury Only Portfolio	- A
Treasury Portfolio	- A
Government Portfolio	- A
Money Market Portfolio	- A
Tax-Exempt Portfolio	.01

A Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	43,239	5.45%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Treasury Only Portfolio	-	-	-
Treasury Portfolio	-	-	-
Government Portfolio	-	-	-
Money Market Portfolio	-	-	-
Tax-Exempt Portfolio	95,553	192,415	-

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:
Amount ($)
Money Market Portfolio	2
5. Expense Reductions.
The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$2,020
Class II	.33%	358
Class III	.43%	403
Class IV	.68%	121
Select Class	.23%	187
Institutional Class	.14%	5,769
Treasury Portfolio
Class I	.18%	$3,235
Class II	.33%	84
Class III	.43%	523
Class IV	.68%	133
Select Class	.23%	38
Institutional Class	.14%	5,644
Government Portfolio
Class I	.18%	$5,244
Class II	.33%	177
Class III	.43%	655
Select Class	.23%	27
Institutional Class	.14%	23,692
Money Market Portfolio
Class I	.18%	$6,608
Class II	.33%	13
Class III	.43%	3
Select Class	.23%	8
Institutional Class	.14%	11,391
Tax-Exempt Portfolio
Class I	.18%	$1,121
Class II	.33%	3
Class III	.43%	1
Select Class	.23%	3

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Treasury Only Portfolio	$110	$ -
Class I	-	-A
Class II	-	-A
Class III	-	-A
Class IV	-	-A
Select Class	-	-A
Treasury Portfolio	20	-
Class II	-	-A
Class III	-	-A
Class IV	-	-A
Select Class	-	-A
Government Portfolio	122	-
Class II	-	-A
Class III	-	-A
Select Class	-	-A
Money Market Portfolio	81	-
Class I	-	-A
Class II	-	-A
Institutional Class	-	-A
Tax-Exempt Portfolio	10	-
Class I	-	-A
Class III	-	-A

A In the amount of less than five hundred dollars
6. Distributions to Shareholders.
Distributions to  shareholders of each class were as follows:

	Six months ended September 30, 2023	Year ended March 31, 2023
Treasury Only Portfolio
Distributions to shareholders
Class I	$323,265	$292,089
Class II	55,557	36,661
Class III	60,351	39,816
Class IV	18,320	8,738
Select Class	29,464	13,274
Institutional Class	698,891	513,631
Total	$1,185,848	$904,209
Treasury Portfolio
Distributions to shareholders
Class I	$555,823	$406,305
Class II	13,769	8,604
Class III	85,161	62,273
Class IV	21,312	20,442
Select Class	6,577	6,353
Institutional Class	729,359	510,786
Total	$1,412,001	$1,014,763
Government Portfolio
Distributions to shareholders
Class I	$1,010,161	$850,204
Class II	33,880	20,557
Class III	120,153	92,362
Select Class	5,200	5,537
Institutional Class	3,326,775	2,299,485
Total	$4,496,169	$3,268,145
Money Market Portfolio
Distributions to shareholders
Class I	$1,154,662	$908,704
Class II	2,197	2,450
Class III	553	413
Select Class	1,427	1,028
Institutional Class	1,493,314	1,235,699
Total	$2,652,153	$2,148,294
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$102,490	$106,405
Class II	244	211
Class III	71	73
Select Class	266	131
Total	$103,071	$106,820

7. Share Transactions.
Share Transactions may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2023	Year ended March 31, 2023	Six months ended September 30, 2023	Year ended March 31, 2023
Treasury Only Portfolio
Class I
Shares sold	16,003,132	71,045,216	$16,003,132	$71,045,216
Reinvestment of distributions	193,037	163,747	193,037	163,747
Shares redeemed	(16,601,182)	(68,743,099)	(16,601,182)	(68,743,099)
Net increase (decrease)	(405,013)	2,465,864	$(405,013)	$2,465,864
Class II
Shares sold	3,470,001	5,203,559	$3,470,001	$5,203,559
Reinvestment of distributions	1,543	1,799	1,543	1,799
Shares redeemed	(3,240,939)	(4,135,452)	(3,240,939)	(4,135,452)
Net increase (decrease)	230,605	1,069,906	$230,605	$1,069,906
Class III
Shares sold	3,345,255	5,754,811	$3,345,255	$5,754,811
Reinvestment of distributions	15,691	11,907	15,691	11,907
Shares redeemed	(3,323,663)	(4,438,239)	(3,323,663)	(4,438,239)
Net increase (decrease)	37,283	1,328,479	$37,283	$1,328,479
Class IV
Shares sold	1,358,206	1,847,197	$1,358,206	$1,847,197
Reinvestment of distributions	18,320	8,738	18,320	8,738
Shares redeemed	(1,476,607)	(1,256,999)	(1,476,607)	(1,256,999)
Net increase (decrease)	(100,081)	598,936	$(100,081)	$598,936
Select Class
Shares sold	826,812	2,472,295	$826,812	$2,472,295
Reinvestment of distributions	10,812	5,479	10,812	5,479
Shares redeemed	(819,719)	(1,532,071)	(819,719)	(1,532,071)
Net increase (decrease)	17,905	945,703	$17,905	$945,703
Institutional Class
Shares sold	34,107,366	64,828,670	$34,107,365	$64,828,670
Reinvestment of distributions	459,705	366,152	459,705	366,152
Shares redeemed	(32,371,868)	(53,869,257)	(32,371,868)	(53,869,257)
Net increase (decrease)	2,195,203	11,325,565	$2,195,202	$11,325,565
Treasury Portfolio
Class I
Shares sold	50,542,439	87,123,200	$50,542,439	$87,123,200
Reinvestment of distributions	208,936	147,955	208,936	147,955
Shares redeemed	(52,129,631)	(73,842,449)	(52,129,631)	(73,842,449)
Net increase (decrease)	(1,378,256)	13,428,706	$(1,378,256)	$13,428,706
Class II
Shares sold	887,582	1,710,950	$887,582	$1,710,950
Reinvestment of distributions	6,510	2,617	6,510	2,617
Shares redeemed	(710,594)	(1,611,265)	(710,594)	(1,611,265)
Net increase (decrease)	183,498	102,302	$183,498	$102,302
Class III
Shares sold	5,892,101	8,240,069	$5,892,101	$8,240,069
Reinvestment of distributions	10,721	7,486	10,721	7,486
Shares redeemed	(4,971,444)	(7,818,278)	(4,971,444)	(7,818,278)
Net increase (decrease)	931,378	429,277	$931,378	$429,277
Class IV
Shares sold	847,634	2,992,995	$847,634	$2,992,995
Reinvestment of distributions	756	1,570	756	1,570
Shares redeemed	(944,015)	(3,165,464)	(944,015)	(3,165,464)
Net increase (decrease)	(95,625)	(170,899)	$(95,625)	$(170,899)
Select Class
Shares sold	574,035	1,640,167	$574,035	$1,640,167
Reinvestment of distributions	3,450	3,035	3,450	3,035
Shares redeemed	(463,335)	(1,683,699)	(463,335)	(1,683,699)
Net increase (decrease)	114,150	(40,497)	$114,150	$(40,497)
Institutional Class
Shares sold	69,945,881	136,786,830	$69,945,882	$136,786,829
Reinvestment of distributions	495,749	327,421	495,749	327,421
Shares redeemed	(72,081,351)	(115,372,345)	(72,081,351)	(115,372,345)
Net increase (decrease)	(1,639,721)	21,741,906	$(1,639,720)	$21,741,905
Government Portfolio
Class I
Shares sold	172,534,283	284,824,099	$172,534,283	$284,824,099
Reinvestment of distributions	351,664	241,258	351,664	241,258
Shares redeemed	(179,629,339)	(271,000,112)	(179,629,339)	(271,000,112)
Net increase (decrease)	(6,743,392)	14,065,245	$(6,743,392)	$14,065,245
Class II
Shares sold	2,031,416	2,161,514	$2,031,416	$2,161,514
Reinvestment of distributions	1,497	653	1,497	653
Shares redeemed	(1,606,113)	(2,179,277)	(1,606,113)	(2,179,277)
Net increase (decrease)	426,800	(17,110)	$426,800	$(17,110)
Class III
Shares sold	7,366,331	9,279,947	$7,366,331	$9,279,947
Reinvestment of distributions	34,806	28,464	34,806	28,464
Shares redeemed	(5,908,713)	(8,883,759)	(5,908,713)	(8,883,759)
Net increase (decrease)	1,492,424	424,652	$1,492,424	$424,652
Select Class
Shares sold	270,795	770,569	$270,795	$770,569
Reinvestment of distributions	3,531	2,576	3,531	2,576
Shares redeemed	(300,150)	(847,393)	(300,150)	(847,393)
Net increase (decrease)	(25,824)	(74,248)	$(25,824)	$(74,248)
Institutional Class
Shares sold	314,692,806	471,547,341	$314,692,807	$471,547,341
Reinvestment of distributions	2,204,788	1,539,790	2,204,788	1,539,790
Shares redeemed	(301,217,930)	(443,071,589)	(301,217,930)	(443,071,589)
Net increase (decrease)	15,679,664	30,015,542	$15,679,665	$30,015,542
Money Market Portfolio
Class I
Shares sold	30,971,685	59,955,626	$30,971,685	$59,955,626
Reinvestment of distributions	979,098	778,109	979,098	778,109
Shares redeemed	(25,420,303)	(35,047,364)	(25,420,303)	(35,047,364)
Net increase (decrease)	6,530,480	25,686,371	$6,530,480	$25,686,371
Class II
Shares sold	46,913	69,630	$46,913	$69,630
Reinvestment of distributions	2,051	2,346	2,051	2,346
Shares redeemed	(57,425)	(81,091)	(57,425)	(81,091)
Net increase (decrease)	(8,461)	(9,115)	$(8,461)	$(9,115)
Class III
Shares sold	8,288	46,641	$8,288	$46,641
Reinvestment of distributions	532	381	532	381
Shares redeemed	(23,857)	(24,441)	(23,857)	(24,441)
Net increase (decrease)	(15,037)	22,581	$(15,037)	$22,581
Select Class
Shares sold	51,187	71,281	$51,187	$71,281
Reinvestment of distributions	1,181	850	1,181	850
Shares redeemed	(38,056)	(46,643)	(38,056)	(46,643)
Net increase (decrease)	14,312	25,488	$14,312	$25,488
Institutional Class
Shares sold	38,465,463	83,999,868	$38,465,463	$83,999,867
Reinvestment of distributions	1,408,718	1,152,023	1,408,718	1,152,023
Shares redeemed	(31,473,189)	(52,314,234)	(31,473,189)	(52,314,234)
Net increase (decrease)	8,400,992	32,837,657	$8,400,992	$32,837,656
Tax-Exempt Portfolio
Class I
Shares sold	7,984,205	14,924,698	$7,984,205	$14,924,697
Reinvestment of distributions	80,244	82,845	80,244	82,845
Shares redeemed	(7,282,418)	(13,189,237)	(7,282,418)	(13,189,237)
Net increase (decrease)	782,031	1,818,306	$782,031	$1,818,305
Class II
Shares sold	537	22,079	$537	$22,079
Reinvestment of distributions	228	165	228	165
Shares redeemed	(2,414)	(5,561)	(2,414)	(5,561)
Net increase (decrease)	(1,649)	16,683	$(1,649)	$16,683
Class III
Shares sold	602	11,966	$602	$11,966
Reinvestment of distributions	47	40	47	40
Shares redeemed	(2,770)	(13,048)	(2,770)	(13,048)
Net increase (decrease)	(2,121)	(1,042)	$(2,121)	$(1,042)
Select Class
Shares sold	26,788	34,583	$26,788	$34,583
Reinvestment of distributions	247	129	247	129
Shares redeemed	(19,780)	(21,248)	(19,780)	(21,248)
Net increase (decrease)	7,255	13,464	$7,255	$13,464

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023
Treasury Only Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,024.20	$ .91
Hypothetical-B		$ 1,000	$ 1,024.10	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,023.50	$ 1.67
Hypothetical-B		$ 1,000	$ 1,023.35	$ 1.67
Class III	.43%
Actual		$ 1,000	$ 1,023.00	$ 2.17
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Class IV	.68%
Actual		$ 1,000	$ 1,021.70	$ 3.44
Hypothetical-B		$ 1,000	$ 1,021.60	$ 3.44
Select Class	.23%
Actual		$ 1,000	$ 1,024.00	$ 1.16
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16
Institutional Class	.14%
Actual		$ 1,000	$ 1,024.40	$ .71
Hypothetical-B		$ 1,000	$ 1,024.30	$ .71
Treasury Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,025.40	$ .91
Hypothetical-B		$ 1,000	$ 1,024.10	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,024.60	$ 1.67
Hypothetical-B		$ 1,000	$ 1,023.35	$ 1.67
Class III	.43%
Actual		$ 1,000	$ 1,024.10	$ 2.18
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Class IV	.68%
Actual		$ 1,000	$ 1,022.80	$ 3.44
Hypothetical-B		$ 1,000	$ 1,021.60	$ 3.44
Select Class	.23%
Actual		$ 1,000	$ 1,025.10	$ 1.16
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16
Institutional Class	.14%
Actual		$ 1,000	$ 1,025.60	$ .71
Hypothetical-B		$ 1,000	$ 1,024.30	$ .71
Government Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,025.40	$ .91
Hypothetical-B		$ 1,000	$ 1,024.10	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,024.70	$ 1.67
Hypothetical-B		$ 1,000	$ 1,023.35	$ 1.67
Class III	.43%
Actual		$ 1,000	$ 1,024.20	$ 2.18
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Select Class	.23%
Actual		$ 1,000	$ 1,025.20	$ 1.16
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16
Institutional Class	.14%
Actual		$ 1,000	$ 1,025.60	$ .71
Hypothetical-B		$ 1,000	$ 1,024.30	$ .71
Money Market Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,025.80	$ .91
Hypothetical-B		$ 1,000	$ 1,024.10	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,025.00	$ 1.67
Hypothetical-B		$ 1,000	$ 1,023.35	$ 1.67
Class III	.43%
Actual		$ 1,000	$ 1,024.50	$ 2.18
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Select Class	.23%
Actual		$ 1,000	$ 1,025.50	$ 1.16
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16
Institutional Class	.14%
Actual		$ 1,000	$ 1,026.00	$ .71
Hypothetical-B		$ 1,000	$ 1,024.30	$ .71
Tax-Exempt Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,016.20	$ .91
Hypothetical-B		$ 1,000	$ 1,024.10	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,015.50	$ 1.66
Hypothetical-B		$ 1,000	$ 1,023.35	$ 1.67
Class III	.43%
Actual		$ 1,000	$ 1,015.00	$ 2.17
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Select Class	.23%
Actual		$ 1,000	$ 1,016.00	$ 1.16
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
FIMM Funds: Government Portfolio / Money Market Portfolio / Tax Exempt Portfolio / Treasury Portfolio / Treasury Only Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Institutional Class or Class I, as applicable, each of which was selected because it was the largest class in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio of Institutional Class or Class I, as applicable, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Institutional Class or Class I, as applicable, of each fund relative to funds and classes in the mapped group that have a similar sales load structure to Institutional Class or Class I of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Institutional Class or Class I, as applicable, of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to Institutional Class or Class I, as applicable, of each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of Institutional Class of Government Portfolio, Money Market Portfolio, Treasury Portfolio, and Treasury Only Portfolio ranked below the competitive median of the similar sales load structure group for 2022 and the total expense ratio of Class I of Tax-Exempt Portfolio ranked above the competitive median of the similar sales load structure group for 2022. The information provided to the Board indicated that the total expense ratio of Institutional Class or Class I, as applicable, of each fund ranked above the competitive median of the total expense asset size peer group for 2022.
In the information provided to the Board, Fidelity noted that competitor comparisons for money market funds are challenging in part due to the frequent imposition of reimbursements and waivers on money market funds in recent years. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, Tax-Exempt Portfolio's Class I total expense ratio ranked below the similar sales load structure group competitive median for 2022 and each fund's Institutional Class or Class I total expense ratio, as applicable ranked below the total expense asset size peer group competitive median for 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse each class of each fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed the following rates, as applicable: Class I: 0.18%; Class II: 0.33%; Class III: 0.43%; Class IV: 0.68%; Institutional Class: 0.14%; and Select Class: 0.23%, each through July 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2024.

1.537280.126
IMM-SANN-1123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 21, 2023